Filed Pursuant to Rule 497(b)

Registration No. 333-275358

EXCHANGE LISTED FUNDS TRUST

CABANA TARGET DRAWDOWN 13 ETF (TDSD)

CABANA TARGET DRAWDOWN 16 ETF (TDSE)

CABANA TARGET LEADING SECTOR CONSERVATIVE ETF (CLSC)

CABANA TARGET LEADING SECTOR AGGRESSIVE ETF (CLSA)

10900 Hefner Point Drive, Suite 401

Oklahoma City, Oklahoma 73120

866-239-9536

Dear Shareholder,

We are sending this material to you because you are a shareholder of the Cabana Target Drawdown 13 ETF, the Cabana Target Drawdown 16 ETF, the Cabana Target Leading Sector Conservative ETF, or the Cabana Target Leading Sector Aggressive ETF (each an “Acquired Fund,” and collectively, the “Acquired Funds”). Each Acquired Fund is a series of Exchange Listed Funds Trust (the “Trust”). After careful consideration, Exchange Traded Concepts, LLC (“ETC” or the “Adviser”), each Acquired Fund’s investment adviser, has recommended, and the Board of Trustees (the “Board”) of the Trust has approved, the following reorganizations (each, a “Reorganization”) of the Acquired Funds: (i) the reorganization of the Cabana Target Drawdown 13 ETF and the Cabana Target Drawdown 16 ETF into the Cabana Target Drawdown 10 ETF, also an existing series of the Trust advised by ETC (hereinafter referred to as the “Target Drawdown Funds Reorganization”); and (ii) the reorganization of the Cabana Target Leading Sector Conservative ETF and the Cabana Target Leading Sector Aggressive ETF into the Cabana Target Leading Sector Moderate ETF (collectively, with the Cabana Target Drawdown 10 ETF, the “Acquiring Funds”), also an existing series of the Trust advised by ETC (hereinafter referred to as the “Leading Sector Funds Reorganization”).

The Target Drawdown Funds Reorganization
Acquired Fund (Ticker Symbol)	Acquiring Fund (Ticker Symbol)
Cabana Target Drawdown 13 ETF (TDSD)	Cabana Target Drawdown 10 ETF (TDSC)
Cabana Target Drawdown 16 ETF (TDSE)
The Leading Sector Funds Reorganization
Acquired Fund (Ticker Symbol)	Acquiring Fund (Ticker Symbol)
Cabana Target Leading Sector Conservative ETF (CLSC)	Cabana Target Leading Sector Moderate ETF (CLSM)
Cabana Target Leading Sector Aggressive ETF (CLSA)

Each of the Acquired Funds and the Acquiring Funds (each, a “Fund” and collectively, the “Funds”) are actively managed exchange-traded funds. Each Fund operates in a manner that is commonly referred to as a “fund of funds,” meaning that it obtains investment exposure to an asset class primarily by investing in one or more ETFs. ETC serves as the adviser and Cabana LLC d/b/a Cabana Asset Management (“Cabana”) serves as the sub-adviser to each Fund, and the Funds have the same portfolio managers responsible for day-to-day portfolio management. Cabana utilizes its Cyclical Asset Reallocation Algorithm (“CARA”), a proprietary algorithm developed by Cabana, to identify and monitor each Fund’s investments. Each Fund has the same management fee and is subject to the same expense limitation agreement limiting the Fund’s total annual fund operating expense ratio. Each of the Reorganizations will consolidate Funds that pursue substantially similar investment objectives and strategies, although each Fund targets a different level of volatility or risk.

As further explained in the enclosed Information Statement/Prospectus, the Reorganizations will be effected pursuant to a Plan of Reorganization (the “Reorganization Plan”). Pursuant to the Reorganization Plan, each Acquired Fund will transfer all of its assets to the corresponding Acquiring Fund in exchange for the assumption of all liabilities of the Acquired Fund by the Acquiring Fund and shares of the Acquiring Fund having an aggregate net asset value (plus cash in lieu of fractional shares, if any) equal to the aggregate net asset value of the shares of the Acquired Fund on the closing date for the Reorganization. The shares of the corresponding Acquiring Fund will be distributed pro rata to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Holders of shares of an Acquired Fund will receive the number of shares of the Acquiring Fund (and cash in lieu of fractional shares, if any) equal in value to the aggregate net asset value of the shares of the Acquired Fund that the shareholder held immediately prior to the Reorganization.

Each Reorganization is expected to qualify as a tax-free reorganization for U.S. federal income tax purposes, and an Acquired Fund’s shareholders are not expected to recognize any gain or loss upon receipt of Acquiring Fund shares in the Reorganization.

The direct expenses related to the Reorganization (other than brokerage commissions and other transaction costs associated with any portfolio repositioning), including the costs associated with the delivery of the enclosed Information Statement/Prospectus, will be borne by Cabana, which are estimated to be approximately $151,000. Cabana will incur these costs whether or not a Reorganization is consummated.

Due to the significant overlap in the investment strategies employed by the Acquired Funds and their respective Acquiring Funds, and to eliminate duplicative products, ETC and Cabana recommended the Reorganization of each Acquired Fund into the Acquiring Fund. ETC and the Board believe that each Reorganization is in the best interests of the applicable Funds and their respective shareholders and that the interests of their respective shareholders will not be diluted as a result of a Reorganization. ETC and the Board believe that each Reorganization is in the best interest of shareholders because, among other things, the Funds pursue similar investment strategies as asset allocation fund-of-funds (albeit with different target levels of volatility and risk); there will be no change in the investment adviser, subadviser, portfolio managers, or other fund services providers; each Acquiring Fund will have the same management fee and operating expense limitation as the Acquired Fund, except that, in connection with the Reorganizations, ETC has agreed to further reduce the expense limit applicable to the Acquiring Funds until August 31, 2025 and subsequent periods unless earlier terminated by the Board for any reason at any time to the extent that the aggregate net assets of the Acquiring Funds and the Cabana Target Drawdown 7 ETF, another fund managed by ETC and sub-advised by Cabana exceed $750 million; the larger asset base of each Acquiring Fund is expected to create the potential for greater long-term viability and better relative prospects for attracting additional assets after the Reorganization; each Acquired Fund shareholder may sell their shares of the Acquired Fund prior to the Reorganization (though such sale might have tax consequences for them); and shareholders of the Acquired Fund will receive shares (and cash in lieu of fractional shares, if any) in the Acquiring Fund equal in value at the time of the Reorganization to the aggregate net asset value of their shares in the Acquired Fund immediately prior to the Reorganization.

Shares of the Funds are listed for trading on The Nasdaq Stock Market LLC. In preparation for the closing of the Reorganization, trading in shares of the Acquired Fund is expected to be suspended as of close of business on January 5, 2024.

More information on each Acquiring Fund, the reasons for the Reorganizations, and benefits to each Acquired Fund’s shareholders is contained in the enclosed Information Statement/Prospectus. You should review the Information Statement/Prospectus carefully and retain it for future reference.

We are providing this document for your information only because shareholder approval is not required to effect a Reorganization under the Trust’s organizational documents, Delaware state law, or the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Trust’s organizational documents give the Board the power to reorganize or consolidate one series of the Trust into another series of the Trust without shareholder approval, unless such approval is required under the Investment Company Act. Additionally, certain rules under the Investment Company Act permit a reorganization of affiliated companies without obtaining shareholder approval if certain conditions are met.

Each Reorganization is expected to close immediately after the close of business on or about January 5, 2024.

Sincerely,

/s/ J. Garrett Stevens
President
Exchange Listed Funds Trust

How the Reorganization Will Work

a.	the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund that have an aggregate net asset value (and cash in lieu of fractional shares, if any) equal to the aggregate net asset value of the shares of the Acquired Fund on the closing date for the Reorganization;

b.	the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; and

c.	the distribution of shares of the Acquiring Fund pro rata to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund with holders of shares of the Acquired Fund receiving a number of shares of the Acquiring Fund (and cash in lieu of fractional shares, if any) equal in value to the aggregate net asset value of the shares of the Acquired Fund that the shareholder held immediately prior to the Reorganization.

The Trust’s Board carefully considered the proposed Reorganization, as well as potential alternatives for each Acquired Fund, including its liquidation or the liquidation of the corresponding Acquiring Fund. After careful consideration, the Board approved the Reorganization. A copy of the form of the Reorganization Plan is attached to this Information Statement/Prospectus as Appendix A. The Reorganization Plan and the Reorganization are not required to be approved by the shareholders of the Acquired Fund. Accordingly, shareholders of the Acquired Fund are not being asked to vote on or approve the Reorganization Plan or the Reorganization.

This Information Statement/Prospectus sets forth the basic information regarding the Reorganization Plan and the Reorganization. You should read it and keep it for future reference.

For simplicity, actions are described in this Information Statement/Prospectus as being taken by either an Acquired Fund or an Acquiring Fund, although all actions are actually taken by the Trust, on behalf of the Acquired Fund or the Acquiring Fund.

The following documents have been filed with the U.S. Securities and Exchange Commission (the “SEC”) and are incorporated by reference in this Information Statement/Prospectus:

a.	The Prospectus and Statement of Additional Information for each Fund dated September 1, 2023, as supplemented (Accession No. 0001213900-23-071813);

b.	The Funds’ Annual Report on Form N-CSR for the fiscal year ended April 30, 2023 (Accession No. 0001213900-23-051986); and

c.	The Statement of Additional Information relating to this Information Statement/Prospectus dated January 2, 2024.

This Information Statement/Prospectus will be mailed on or about January 9, 2024 to shareholders of record of each Acquired Fund as of December 26, 2023 (the “Record Date”).

Copies of these materials and other information about the Trust and the Funds are available upon request and without charge by writing to the address below or by calling the telephone number listed as follows:

Exchange Listed Funds Trust

c/o Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

1-866-239-9536

www.cabanaetfs.com

INFORMATION STATEMENT/PROSPECTUS

January 2, 2024

INFORMATION STATEMENT FOR:

CABANA TARGET DRAWDOWN 13 ETF (TDSD)

CABANA TARGET DRAWDOWN 16 ETF (TDSE)

CABANA TARGET LEADING SECTOR CONSERVATIVE ETF (CLSC)

CABANA TARGET LEADING SECTOR AGGRESSIVE ETF (CLSA)

(each, a series of Exchange Listed Funds Trust)

10900 Hefner Pointe Drive, Suite 401

Oklahoma City, Oklahoma 73120

(405) 778-8377

PROSPECTUS FOR:

Cabana Target Drawdown 10 ETF (TDSC)

Cabana Target Leading Sector Moderate ETF (CLSM)

(each, a series of Exchange Listed Funds Trust)

10900 Hefner Pointe Drive, Suite 401

Oklahoma City, Oklahoma 73120

(405) 778-8377

WE ARE NOT ASKING YOU FOR A PROXY

AND YOU ARE REQUESTED NOT TO SEND US A PROXY

This Information Statement/Prospectus is being furnished to shareholders of the Cabana Target Drawdown 13 ETF, the Cabana Target Drawdown 16 ETF, the Cabana Target Leading Sector Conservative ETF, or the Cabana Target Leading Sector Aggressive ETF (each an “Acquired Fund,” and collectively, the “Acquired Funds”). Each Acquired Fund is a series of Exchange Listed Funds Trust (the “Trust”). After careful consideration, Exchange Traded Concepts, LLC (“ETC” or the “Adviser”), each Acquired Fund’s investment adviser, and Cabana LLC d/b/a Cabana Asset Management (“Cabana”), each Fund’s subadviser, have recommended, and the Board of Trustees (the “Board”) of the Trust has approved, the following reorganizations (each, a “Reorganization”) of the Acquired Funds: (i) the reorganization of the Cabana Target Drawdown 13 ETF and the Cabana Target Drawdown 16 ETF into the Cabana Target Drawdown 10 ETF, also an existing series of the Trust advised by ETC (hereinafter referred to as the “Target Drawdown Funds Reorganization”); and (ii) the reorganization of the Cabana Target Leading Sector Conservative ETF and the Cabana Target Leading Sector Aggressive ETF into the Cabana Target Leading Sector Moderate ETF (collectively, with the Cabana Target Drawdown 10 ETF, the “Acquiring Funds”), also an existing series of the Trust advised by ETC (hereinafter referred to as the “Leading Sector Funds Reorganization”).

The Target Drawdown Funds Reorganization
Acquired Fund (Ticker Symbol)	Acquiring Fund (Ticker Symbol)
Cabana Target Drawdown 13 ETF (TDSD)	Cabana Target Drawdown 10 ETF (TDSC)
Cabana Target Drawdown 16 ETF (TDSE)
The Leading Sector Funds Reorganization
Acquired Fund (Ticker Symbol)	Acquiring Fund (Ticker Symbol)
Cabana Target Leading Sector Conservative ETF (CLSC)	Cabana Target Leading Sector Moderate ETF (CLSM)
Cabana Target Leading Sector Aggressive ETF (CLSA)

Each of the Acquired Funds and the Acquiring Funds (each, a “Fund” and collectively, the “Funds”) are actively managed exchange-traded funds. Each Fund operates in a manner that is commonly referred to as a “fund of funds,” meaning that it obtains investment exposure to an asset class primarily by investing in one or more ETFs. ETC serves as the adviser, and Cabana serves as the sub-adviser to each Fund. Cabana utilizes its Cyclical Asset Reallocation Algorithm (“CARA”), a proprietary algorithm developed by Cabana, to identify and monitor each Fund’s investments. Each Acquiring Fund will have the same management fee and operating expense limitation as the Acquired Fund, except that ETC has agreed to further reduce the expense limitation applicable to the Acquiring Funds until August 31, 2025 and subsequent periods unless earlier terminated by the Board for any reason at any time to the extent that the aggregate net assets of the Acquiring Funds and the Cabana Target Drawdown 7 ETF, another fund managed by ETC and sub-advised by Cabana, exceed $750 million. Each of the Reorganizations will consolidate Funds that pursue substantially similar investment objectives and strategies, although each Fund targets a different level of volatility or risk.

Shares of the Funds are listed for trading on The Nasdaq Stock Market LLC (the “Exchange”). In preparation for the closing of the Reorganization, trading in shares of the Acquired Funds will be suspended as of the close of business on January 5, 2024. The Reorganization is expected to close immediately after the close of business on or about January 5, 2024.

If you need additional copies of this Information Statement/Prospectus, please contact the Funds’ distributor, Foreside Fund Services, LLC, by calling 1-866-239-9536 or by writing to:

Exchange Listed Funds Trust

c/o Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

This Information Statement/Prospectus sets forth concisely the information about each Acquiring Fund that you should know and should be retained for future reference. Additional copies of this Information Statement/Prospectus will be delivered to you promptly upon request.

For a free copy of the Funds’ most recent annual report, please contact the Funds’ distributor by calling the above-referenced telephone number or by writing to the Funds at the above-referenced address.

Shareholder approval is not required to effect the Reorganization. No action on your part is required to effect the Reorganization.

The SEC has not approved or disapproved an Acquiring Fund’s shares to be issued in the Reorganization nor has it passed on the accuracy or adequacy of this Information Statement/Prospectus. Any representation to the contrary is a criminal offense.

No person has been authorized to give any information or to make any representations other than those contained in this Information Statement/Prospectus and in the materials expressly incorporated herein by reference and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust.

SUMMARY

The following is a summary of more complete information appearing later in this Information Statement/Prospectus or incorporated herein by reference. You should read carefully the entire Information Statement/Prospectus, including the Reorganization Plan, the form of which is attached as Appendix A, because it contains details that are not in the summary.

As used herein, the term “Reorganization” refers collectively to: (1) the transfer of all of the assets of an Acquired Fund to the corresponding Acquiring Fund; (2) the assumption by the corresponding Acquiring Fund of all of the liabilities of the Acquired Fund; (3) the issuance of shares of beneficial interest by the corresponding Acquiring Fund to the Acquired Fund in an amount that will equal, in aggregate net asset value (and cash in lieu of fractional shares, if any), to the aggregate net asset value of the shares of the Acquired Fund, on the last business day preceding the closing of the Reorganization; (4) the distribution of shares of the corresponding Acquiring Fund pro rata to the shareholders of the Acquired Fund with holders of shares of the Acquired Fund receiving the number of shares of the Acquiring Fund (and cash in lieu of fractional shares, if any) equal in value to the aggregate net asset value of the shares of the Acquired Fund that the shareholder held immediately prior to the Reorganization; and (5) the ultimate redemption and cancellation by the Trust of the shares of an Acquired Fund in complete liquidation and dissolution of the Acquired Fund.

Each Reorganization is expected to qualify as a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”) and will not take place unless the Trust receives a legal opinion to that effect. In general, each Acquired Fund is not expected to recognize any capital gain or loss as a direct result of its applicable Reorganization, and shareholders of each Acquired Fund are not expected to recognize any gain or loss for federal income tax purposes upon receipt of shares of the corresponding Acquiring Fund in connection with the Reorganization. For more information on the tax consequences of the Reorganizations, see the section entitled “Information About the Reorganizations – Federal Income Tax Consequences” in this Information Statement/Prospectus.

Each Fund’s investment objective, principal investment strategies and risks, as well as each Fund’s investment limitations and restrictions, are discussed in more detail below. Each of the Acquired and Acquiring Funds of each respective Target Drawdown Funds Reorganization and Leading Sector Funds Reorganization have similar investment strategies and portfolios but which differ with respect to the risk profile or volatility level of each respective Fund. As a result, while the principal investment risks are generally the same for each of the Target Drawdown Funds and Leading Sector Funds, respectively, the risk profile or volatility level of each Fund is different. Investors in the Acquired Funds are encouraged to carefully consider these differences and consult with their financial professional, if applicable, to determine if an investment in the applicable Acquiring Fund will continue to meet their investment needs following each Reorganization.

Comparison of each Acquired Fund and Corresponding Acquiring Fund

The following table provides a comparison of pertinent information of each Acquired Fund to the corresponding Acquiring Fund.

	Each Acquired Fund	Corresponding Acquiring Fund
Form of Organization	Delaware Statutory Trust	Same.
Net Assets as of 7/31/2023 - Target Drawdown Funds	TDSD $103,989,518 TDSE $71,464,536	TDSC 377,549,997
Net Assets as of 7/31/2023 – Leading Sector Funds	CLSC $34,579,105 CLSA $59,292,823	CLSM $137,724,078
Investment Objective-Target Drawdown Reorganization	The Fund seeks to provide long-term growth within a targeted risk parameter.	Same.
Investment Objective – Leading Sector Reorganization	The Fund seeks to provide long-term growth.	Same.
Investment Adviser	Exchange Traded Concepts, LLC	Same.
Investment Sub-adviser	Cabana LLC d/b/a Cabana Asset Management	Same.

	Each Acquired Fund	Corresponding Acquiring Fund
Portfolio Managers	G. Chadd Mason, Andrew Serowik, Todd Alberico, Gabriel Tan, and Brian Cooper serve as portfolio managers of the Fund.	Same.
Management Fee	0.80%	Same.
Distribution and Service (12b-1) Fees	0%	Same.
Other Expenses	0%	Same.
Total Annual Fund Operating Expenses	The Total Annual Fund Operating Expenses may vary only to the extent of differences in the fees and expenses of the underlying funds in which the Funds invest. Such “acquired fund fees and expenses” ranged from 0.10% to 0.16% for the Acquired Funds’ fiscal year ended April 30, 2023.	Same. The “acquired fund fees and expenses” of TDSC and CLSM were 0.14% and 0.10%, respectively, for the fiscal year ended April 30, 2023.
Expense limitation	ETC has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, acquired fund fees and expenses, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.69% of the Fund’s average daily net assts for at least one year from the date of the Fund’s Prospectus, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.	Same, except ETC has contractually agreed to further reduce the expense limitation to 0.64% of an Acquiring Fund’s average daily net assets when aggregate net assets of the Acquiring Funds and the Cabana Target Drawdown 7 ETF, another fund managed by ETC and sub-advised by Cabana, exceed $750 million until August 31, 2025 and subsequent periods unless earlier terminated by the Board for any reason at any time.
Purchase and Sale of Fund Shares	The Fund issues shares to, and redeems shares from, certain institutional investors known as “Authorized Participants” (typically market makers or other broker dealers) only in large blocks of shares known as “Creation Units.” Creation Unit transactions for a Fund are generally conducted in exchange for the deposit or delivery of a portfolio of in-kind securities designated by a Fund and a specified cash payment. Individual shares of a Fund may only be purchased and sold in the secondary market through a broker or dealer at a market price. Each Fund’s shares are listed on the Exchange. You can purchase and sell individual shares of each Fund throughout the trading day like any publicly traded security. The price of each Fund’s shares is based on a market price and, because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at prices greater than NAV (premium) or less than NAV (discount). When buying or selling shares of a Fund in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of a Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) (the “bid-ask spread”). Recent information regarding each Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.cabanaetfs.com/.	Same.

	Each Acquired Fund	Corresponding Acquiring Fund
Tax Information	Distributions made by the Fund may be taxable as ordinary income, qualified dividend income, or long-term capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. In that case, you may be taxed when you take a distribution from such account, depending on the type of account, the circumstances of your distribution, and other factors.	Same.
Financial Intermediary Compensation	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.	Same.

Comparison of Principal Risks of Investing in the Funds

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

The principal risks affecting shareholders’ investments in a Fund, either directly or through its investments in an ETF, are set forth below. The principal risks of each Acquired Fund and its corresponding Acquired Fund are the same as noted below:

Principal Risks of All Acquired Funds (except as otherwise noted below)	Principal Risks of Both Acquiring Funds (except as otherwise noted below)
Exchange-Traded Funds Risk. Through its investments in ETFs, the Fund is subject to the risks associated with the ETFs’ investments, including the possibility that the value of the instruments held by an ETF could decrease. These risks include any combination of the risks described below, as well as certain of the other risks described in this section. The Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation and each ETF’s asset allocation. In addition, by investing in the Fund, shareholders indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund may exceed the costs of investing directly in ETFs. The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value, and will likely incur brokerage costs when it purchases and sells ETFs.	Same.

Commodity Investing Risk. An ETF’s investment in commodity-related companies may subject the ETF to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Similar future market conditions may result in rapid and substantial valuation increases or decreases in the ETF’s holdings.

Same.

Credit Risk. An ETF could lose money if the issuer or guarantor of a debt instrument in which the ETF invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Same.
Equity Securities Risk. The prices of equity securities in which the ETFs invest may rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole.	Same.

Principal Risks of All Acquired Funds (except as otherwise noted below)	Principal Risks of Both Acquiring Funds (except as otherwise noted below)
Emerging Markets Securities Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Sub-Adviser’s ability to evaluate local companies and impact the Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, the Fund may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.	Same.

Fixed Income Securities Risk. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by an ETF may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Same.

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in an ETF more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of an ETF’s portfolio holdings trade in markets that are closed when the ETF’s market is open, there may be valuation differences that could lead to differences between the ETF’s market price and the value of the ETF’s portfolio holdings.

Same.
High Yield or Non-Investment Grade Securities Risk. High yield or non-investment grade securities (commonly referred to as “junk bonds”) and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations and are generally considered to be speculative. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, an ETF may incur additional expenses to seek recovery.	Same.

Issuer-Specific Risk. Fund performance depends on the performance of the individual securities to which the ETFs have exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of an ETF.

Same.

Large-Capitalization Risk. An ETF’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Same.
Real Estate Investments Risk. Risks related to investments in real estate include declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.	Same.

Principal Risks of All Acquired Funds (except as otherwise noted below)	Principal Risks of Both Acquiring Funds (except as otherwise noted below)
Sector Focus Risk. An ETF may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors.	Same.

Small and Mid-Capitalization Risk. The small- and mid-capitalization companies in which an ETF invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Same.

U.S. Government Securities Risk. U.S. government securities are subject to price fluctuations and to default in the event that an agency or instrumentality defaults on an obligation not backed by the full faith and credit of the United States.

Same.
Market Risk. The market price of an investment could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of an investment may also decline because of factors that affect a particular industry or industries, such as labor shortages, increased production costs, and competitive conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific investments. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.	Same.

Asset Allocation Risk. The Fund’s investment performance depends upon the successful allocation by the Sub-Adviser of the Fund’s assets among asset classes. There is no guarantee that the Sub-Adviser’s allocation techniques and decisions will produce the desired results.

Same.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Same.
Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Fund may trade at a material discount to their net asset value (“NAV”) per share, possibly face delisting, and may experience wider bid-ask spreads: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.	Same.

Principal Risks of All Acquired Funds (except as otherwise noted below)	Principal Risks of Both Acquiring Funds (except as otherwise noted below)

Management Risk. The Sub-Adviser continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, the achievement of the stated investment objective cannot be guaranteed over short- or long-term market cycles. The Sub-Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. The quantitative model used by the Sub-Adviser may not perform as expected, particularly in volatile markets.

In addition, although the Sub-Adviser seeks to manage volatility within the Fund’s portfolio, there is no guarantee that the Sub-Adviser will be successful. Securities in the Fund’s portfolio may be subject to price volatility, and the Fund’s share price may not be any less volatile than the market as a whole and could be more volatile. The Sub-Adviser’s determinations and expectations regarding volatility may be incorrect or inaccurate, which may also adversely affect the Fund’s actual volatility. The Fund also may underperform other funds with similar investment objectives and strategies. The Fund may provide protection in volatile markets by potentially curbing or mitigating the risk of loss in declining equity markets, but the Fund’s opportunity to achieve returns when the equity markets are rising may also be limited. In general, the greater the protection against downside loss the lesser the Fund’s opportunity to participate in the returns generated by rising equity markets; however, there is no guarantee that the Fund will be successful in protecting the value of its portfolio in down markets.

Same.

Model and Data Risk. The Fund relies heavily on CARA, a proprietary model developed by the Sub-Adviser, as well as data and information supplied by third parties that are utilized by such model. To the extent the model does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented and the Fund may lose value. If the model or data are incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the model or data been correct and complete.

Same.
New Fund Risk. A new fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies. The Fund may be liquidated by the Board without a shareholder vote. In a liquidation, shareholders of the Fund will receive an amount equal to the Fund’s NAV, after deducting the costs of liquidation, including the transaction costs of disposing of the Fund’s portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during the Fund’s liquidation all or a portion of the Fund’s portfolio may be invested in a manner not consistent with its investment objective and investment policies.	Same.

Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Same.
Portfolio Turnover Risk. The Fund's investment strategy may result in relatively high portfolio turnover, which may result in increased transaction costs and may lower Fund performance.	Same.
Tax Risk. In order to qualify for the favorable U.S. federal income tax treatment accorded to a regulated investment company under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”). Certain of the Fund’s commodity-related investments will not generate income that is qualifying income. If the Fund were to fail to meet the qualifying income test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. The failure by the Fund to qualify as a RIC could negatively affect a shareholder’s return on its investment in the Fund. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test if such failure was due to reasonable cause and not willful neglect, but in order to do so the Fund may incur significant fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. To the extent the Fund invests in an underlying fund that is taxable as a RIC and that directly makes certain commodity-related investments, the tax rules related to such investments and associated risks described above with respect to the Fund will also apply to the underlying fund that makes such commodity-related investments.	Same.

Principal Risks of All Acquired Funds (except as otherwise noted below)	Principal Risks of Both Acquiring Funds (except as otherwise noted below)
Trading Risk. Shares of the Fund may trade on the Nasdaq Stock Market LLC (the “Exchange”) above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. In such a circumstance, the Fund’s shares could trade at a premium or discount to their NAV.	Same.

FOR CLSA and CLSC only:

Non-Diversification Risk. The Fund is a non-diversified investment company under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

FOR CLSM only: Same.

FOR CLSA and CLSC only:

The following sector risks relate solely to the Leading Sector Funds. While the Fund’s sector exposure is expected to vary over time, the Fund anticipates that, from time to time, it may be subject to some or all of the risks described below.

Communication Services Sector Risk. Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company's profitability.

While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

FOR CLSM only: Same.

FOR CLSA and CLSC only:

Consumer Discretionary Sector Risk. Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence.

FOR CLSM only: Same.

FOR CLSA and CLSC only:

Consumer Staples Sector Risk. Companies in the consumer staples sector are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food and soft drinks may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

FOR CLSM only: Same.

Principal Risks of All Acquired Funds (except as otherwise noted below)	Principal Risks of Both Acquiring Funds (except as otherwise noted below)

FOR CLSA and CLSC only:

Energy Sector Risk. Issuers in energy-related industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Markets for various energy-related commodities can have significant volatility, and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves. Oil and gas exploration and production can be significantly affected by natural disasters, as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

FOR CLSM only: Same.

FOR CLSA and CLSC only:

Financials Sector Risk. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets.

FOR CLSM only: Same.

FOR CLSA and CLSC only:

Health Care Sector Risk. The health care sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are heavily dependent on patent protection, and the expiration of a patent may adversely affect their profitability. Health care companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

FOR CLSM only: Same.

FOR CLSA and CLSC only:

Industrials Sector Risk. The industrials sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services and for industrial sector products in general, product obsolescence, rapid technological developments, international political and economic developments, claims for environmental damage or product liability, tax policies, and government regulation.

FOR CLSM only: Same.

FOR CLSA and CLSC only:

Information Technology Sector Risk. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Securities of information technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices.

FOR CLSM only: Same.

FOR CLSA and CLSC only:

Materials Sector Risk. Companies in the materials sector could be affected by, among other things, commodity prices, government regulation, inflation expectations, resource availability, and economic cycles.

FOR CLSM only: Same.

Principal Risks of All Acquired Funds (except as otherwise noted below)	Principal Risks of Both Acquiring Funds (except as otherwise noted below)

FOR CLSA and CLSC only:

Real Estate Sector Risk. An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Some real property companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

FOR CLSM only: Same.

FOR CLSA and CLSC only:

Utilities Sector Risk. Utility companies are affected by supply and demand, operating costs, government regulation, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes. Although rate changes of a regulated utility usually fluctuate in approximate correlation with financing costs, due to political and regulatory factors rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company's earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility equity securities may tend to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable. In addition, natural disasters, terrorist attacks, government intervention or other factors may render a utility company's equipment unusable or obsolete and negatively impact profitability.

FOR CLSM only: Same.

The Funds’ Fees and Expenses

The following table shows the current fees and expenses for each Acquired Fund compared to the corresponding Acquiring Fund (based on the twelve months ended April 30, 2023) and the pro forma fees and expenses of the Acquiring Fund for the same period assuming the Reorganization had been completed and effective for the twelve month period ended April 30, 2023. The first table shows information relating to the Target Drawdown Funds Reorganization, and the second table shows information relating to the Leading Sector Funds Reorganization.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Target Drawdown Funds Reorganization

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):	TDSD	TDSE	TDSC
				TDSC (Pro Forma)
Management Fee	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.00%	0.00%	0.00%	0.00%
Other Expenses	0.00%	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses	0.13%	0.13%	0.14%	0.14%
Total Annual Fund Operating Expenses[2]	0.93%	0.93%	0.94%	0.94%
Fee Waiver and Expense Reimbursement[1,3]	0.11%	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[1,2]	0.82%	0.82%	0.83%	0.83%

Leading Sector Funds Reorganization

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):	CLSA	CLSC	CLSM
				CLSM (Pro Forma)
Management Fee	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.00%	0.00%	0.00%	0.00%
Other Expenses	0.00%	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses	0.10%	0.16%	0.10%	0.10%
Total Annual Fund Operating Expenses[2]	0.90%	0.96%	0.90%	0.90%
Fee Waiver and Expense Reimbursement[1]	0.11%[3]	0.11%[3]	0.11%[3]	0.11%[4]
Total Annual Fund Operating Expenses After Waiver/Reimbursement[1,2]	0.79%	0.85%	0.79%	0.79%

1 Fee Waiver and Expense Reimbursement and Total Annual Fund Operating Expenses After Waiver/Reimbursement have been restated to reflect current expenses.

2 Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Waiver/Reimbursement in this fee table do not correlate to the expense ratios in the Fund's financial highlights because the financial highlights reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

3 ETC has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, acquired fund fees and expenses, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.69% of the Fund’s average daily net assets until at least September 1, 2024, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

4 In connection with the Reorganizations, ETC has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, acquired fund fees and expenses, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding (a) 0.69% on assets up to and including $750 million, and (b) 0.64% on assets above $750 million, until at least August 31, 2025, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time. For purposes of determining the rate of the expense limit, the assets of the Cabana Target Drawdown 7 ETF, Cabana Target Drawdown 10 ETF, and Cabana Target Leading Sector Moderate ETF shall be aggregated in calculating assets.

Example

The Example below is intended to help you compare the costs of investing in an Acquired Fund with the cost of investing in the corresponding Acquiring Fund, and of the Acquiring Fund on a pro forma basis assuming the Reorganization had been completed and effective for the twelve month period ended April 30, 2023. The Example for the Target Drawdown Reorganization is presented first, followed by the Example for the Leading Sector Funds Reorganization. Each Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Target Drawdown Funds Reorganization

	One Year	Three Years	Five Years	Ten Years
TDSD	$84	$285	$504	$1,133
TDSE	$84	$285	$504	$1,133
TDSC	$85	$289	$509	$1,145
TDSC (Pro Forma)	$85	$289	$509	$1,145

Leading Sector Funds Reorganization

	One Year	Three Years	Five Years	Ten Years
CLSA	$81	$276	$488	$1,098
CLSC	$87	$295	$520	$1,168
CLSM	$81	$276	$488	$1,098
CLSM (Pro Forma)	$81	$276	$488	$1,098

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect a Fund’s performance. For the fiscal year ended April 30, 2023, the Funds’ portfolio turnover rates were:

Acquired Funds
Cabana Target Drawdown 13 ETF (TDSD)	1,031%
Cabana Target Drawdown 16 ETF (TDSE)	1,027%
Cabana Target Leading Sector Aggressive ETF (CLSA)	1,495%
Cabana Target Leading Sector Conservative ETF (CLSC)	872%
Acquiring Funds
Cabana Target Drawdown 10 ETF (TDSC)	1,068%
Cabana Target Leading Sector Moderate ETF (CLSM)	1,003%

Comparison of Principal Investment Strategies and Performance

Principal Investment Strategies. The following is a comparison of the current principal investment strategies of the Funds. The comparison is divided into a comparison relating to the Target Drawdown Funds Reorganization and a comparison relating to the Leading Sector Funds Reorganization.

Target Drawdown Funds Reorganization
Acquired Funds	Acquiring Fund
Cabana Target Drawdown 13 ETF Cabana Target Drawdown 16 ETF	Cabana Target Drawdown 10 ETF
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective with limited volatility and reduced correlation to the overall performance of the equity markets by allocating its assets among the following five major asset classes – equities, fixed income securities, real estate, currencies, and commodities. The Fund operates in a manner that is commonly referred to as a “fund of funds,” meaning that it obtains investment exposure to an asset class primarily by investing in one or more ETFs designed to track the performance of the asset class. The ETFs in which the Fund invests may invest in a broad range of securities, including equity securities of any market capitalization of US and foreign (including emerging markets) issuers and fixed income securities of any duration, maturity, and quality (including high yield or non-investment grade securities, commonly referred to as “junk bonds”). In addition, the Fund may invest directly in securities and other instruments that provide the desired exposure to the asset class.	Same

Target Drawdown Funds Reorganization
Acquired Funds	Acquiring Fund
Cabana Target Drawdown 13 ETF Cabana Target Drawdown 16 ETF	Cabana Target Drawdown 10 ETF

Cabana Asset Management (the “Sub-Adviser”) selects investments for the Fund pursuant to an asset allocation strategy designed to manage portfolio volatility and reduce exposure to down markets. The Sub-Adviser utilizes its Cyclical Asset Reallocation Algorithm (“CARA”), a proprietary algorithm developed by the Sub-Adviser that monitors market conditions to identify assets that are particularly attractive at a given time in the business cycle. CARA incorporates various fundamental economic and technical price data, including public information concerning the yield curve (i.e., the spread between short- and long-term interest rates), earnings of a broad spectrum of U.S. companies, and equity price trends. CARA also uses this information to identify significant market deteriorations and provide corresponding signals, when appropriate, to take a temporary defensive position in cash or cash equivalents. The Sub-Adviser, through CARA, monitors the Fund’s investments daily and allocates or reallocates assets among less correlated and inversely-correlated asset classes in an effort to reduce exposure to potential market declines. The Fund’s assets are primarily distributed among major asset classes with a sensitivity to market downturn; however, this may change from time to time as the Fund seeks to achieve its investment objective. This portfolio may contain inversely and less correlated assets throughout the economic cycle. Additional stability is sought through the accumulation of bond interest and equity dividends.

Same.

In selecting investments for the Fund, the Sub-Adviser seeks to maintain a target “drawdown,” which refers to the maximum amount that the Sub-Adviser expects an investment in the Fund to fall from peak to trough during adverse market conditions. The extent of the Fund’s drawdown during any given month is calculated as of month end and measured against the highest value the Fund most recently attained (i.e., its most recent peak). The Sub-Adviser’s target drawdown for the TDSD is 13% and for TDSE is 16%; however, there can be no assurance, and the Fund, the Adviser, and the Sub-Adviser do not represent or guarantee, that this target will be maintained.

The same, except the target drawdown for the Fund is 10%. Because the target drawdown for the Fund is lower, the strategy of the Fund is designed to have less volatility than the corresponding Acquired Funds; however, there can be no assurance, and the Fund, the Adviser, and the Sub-Adviser do not represent or guarantee that this target will be maintained.

Although the Sub-Adviser anticipates that it will purchase or sell securities based on the signals provided by CARA, the Sub-Adviser maintains full decision-making power and may override CARA if it determines that a breakdown or systemic change has occurred in the methods for which capital is deployed within the worldwide economic system or if it believes that CARA does not signal appropriate changes to risk assets as the economic cycle evolves, thus resulting in a portfolio that is inconsistent with the Fund’s target drawdown. The Sub-Adviser expects the Fund, during normal market conditions to be fully invested at all times.

Same.

* * * * * *

Leading Sector Funds Reorganization
Acquired Funds	Acquiring Fund
Cabana Target Leading Sector Aggressive ETF Cabana Target Leading Sector Conservative ETF	Cabana Target Leading Sector Moderate ETF
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily by allocating its assets among ETFs that invest in securities of companies in the various sectors of the U.S. market: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities. The Fund’s sub-adviser, Cabana Asset Management (the “Sub-Adviser”), selects investments in sectors of the market it identifies as attractive pursuant to an asset allocation strategy designed to optimize performance while seeking to manage portfolio volatility and reduce exposure to down markets.	Same
The Fund operates in a manner that is commonly referred to as a “fund of funds,” meaning that it primarily invests in other ETFs. The ETFs may invest in any of the five major asset classes – equities, fixed income, real estate, currencies, and commodities. The ETFs may invest in a broad range of securities including equity securities of any market capitalization and fixed income securities of any duration, maturity, and quality (including high yield or non-investment grade securities, commonly referred to as “junk bonds,” and U.S. government securities). The ETFs may invest in securities of U.S. and foreign issuers, including emerging markets issuers. In addition, the Fund may invest directly in securities and other instruments to obtain the desired exposure to a specific sector.	Same.

To implement its strategy, the Sub-Adviser utilizes its Cyclical Asset Reallocation Algorithm (“CARA”), a proprietary algorithm developed by the Sub-Adviser that monitors market conditions to identify sectors that are particularly attractive at any given time in the business cycle. CARA incorporates various fundamental economic and technical price data, including public information concerning the yield curve (i.e., the spread between short- and long-term interest rates), earnings of a broad spectrum of companies in the U.S. equity market, and equity price trends. CARA also uses this information to identify significant market deteriorations and provide corresponding signals, when appropriate, to move to a more conservative allocation (e.g., short term treasuries). The Sub-Adviser, through CARA, monitors the Fund’s investments daily and allocates or reallocates the Fund’s assets across sectors as well as across less-correlated and inversely-correlated asset classes in an effort to reduce exposure to potential market declines.

Same.

Leading Sector Funds Reorganization
Acquired Funds	Acquiring Fund
Cabana Target Leading Sector Aggressive ETF Cabana Target Leading Sector Conservative ETF	Cabana Target Leading Sector Moderate ETF
In allocating the Cabana Target Leading Sector Conservative ETF’s assets, the Sub-Adviser expects to utilize a conservative investment style, meaning that the Sub-Adviser will optimize the portfolio to target minimum volatility in down markets while seeking growth in up markets through allocation to sectors that are believed to outperform at various points within the economic cycle. In allocating the allocating the Cabana Target Leading Sector Aggressive ETF’s assets, the Sub-Adviser expects to utilize an aggressive investment style, meaning that the Sub-Adviser will seek to maximize returns while hedging against significant risk to the portfolio through allocation to sectors that are believed to outperform at various points within the economic cycle. The Sub-Adviser’s use of less correlated and inversely-correlated asset classes is intended to manage the Fund’s volatility consistent with this investment style.

Same, except that in allocating the Fund’s assets, the Sub-Adviser expects to utilize a moderate investment style, meaning that the Sub-Adviser will seek a balance between capital preservation and growth through allocation to sectors that are believed to outperform at various points within the economic cycle. This moderate investment style is more oriented towards growth than the conservative investment style of the Cabana Target Leading Sector Conservative ETF and is more oriented towards capital appreciation than the aggressive investment style of the Cabana Target Leading Sector Aggressive ETF.

Although the Sub-Adviser anticipates that it will purchase or sell securities based on the signals provided by CARA, the Sub-Adviser maintains full decision-making power and may override CARA if it determines that a breakdown or systemic change has occurred in the methods for which capital is deployed within the worldwide economic system or if it believes that CARA does not signal appropriate changes to risk assets as the economic cycle evolves. The Sub-Adviser expects the Fund, during normal market conditions, to be fully invested at all times.

Same.
The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.	Same.

Past Performance. The following bar charts and tables provide some indication of the risks of investing in the Funds by showing changes in a Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual total returns of a relevant index. All returns assume reinvestment of dividends and distributions. A Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.cabanaetfs.com. The following performance comparisons show a comparison of the performance of the Acquiring Fund and the Acquired Funds for the Target Drawdown Funds Reorganization followed by a comparison of the performance of the Acquiring Fund and the Acquired Funds for the Leading Sector Funds Reorganization.

Target Drawdown Funds Reorganization

Acquiring Fund – Cabana Target Drawdown 10 ETF

Annual Returns as of 12/31

For the year-to-date period ended September 30, 2023, the Fund’s total return was -0.58%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 6.16% for the quarter ended June 30, 2021, and the lowest quarterly return was -10.04% for the quarter ended June 30, 2022.

Average Annual Total Returns for the Periods Ended December 31, 2022

Cabana Target Drawdown 10 ETF	1 Year	Since Inception (9/17/2020)
Return Before Taxes	-19.71%	-3.91%
Return After Taxes on Distributions	-20.17%	-4.40%
Return After Taxes on Distributions and Sale of Fund Shares	-11.56%	-3.09%
S&P Target Risk Moderate Index	-14.41%	-1.49%
(reflects no deduction for fees, expenses, or taxes)

Acquired Fund – Cabana Target Drawdown 13 ETF

Annual Returns as of 12/31

For the year-to-date period ended September 30, 2023, the Fund’s total return was 2.12%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 7.57% for the quarter ended June 30, 2021, and the lowest quarterly return was -13.46% for the quarter ended June 30, 2022.

Average Annual Total Returns for the Periods Ended December 31, 2022

Cabana Target Drawdown 13 ETF	1 Year	Since Inception (9/17/2020)
Return Before Taxes	-26.37%	-5.99%
Return After Taxes on Distributions	-26.76%	-6.36%
Return After Taxes on Distributions and Sale of Fund Shares	-15.47%	-4.60%
S&P Target Risk Growth Index	-15.27%	0.70%
(reflects no deduction for fees, expenses, or taxes)

Acquired Fund – Cabana Target Drawdown 16 ETF

Annual Returns as of 12/31

For the year-to-date period ended September 30, 2023, the Fund’s total return was 0.05%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 7.03% for the quarter ended June 30, 2021, and the lowest quarterly return was -13.15% for the quarter ended June 30, 2022.

Average Annual Total Returns for the Periods Ended December 31, 2022

Cabana Target Drawdown 16 ETF	1 Year	Since Inception (9/17/2020)
Return Before Taxes	-25.71%	-4.69%
Return After Taxes on Distributions	-26.14%	-5.09%
Return After Taxes on Distributions and Sale of Fund Shares	-15.11%	-3.65%
S&P Target Risk Aggressive Index	-16.13%	2.88%
(reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as an IRA or other tax-advantaged accounts.

Leading Sector Funds Reorganization

Acquiring Fund – Cabana Target Leading Sector Moderate ETF

Annual Returns as of 12/31

For the year-to-date period ended September 30, 2023, the Fund’s total return was -2.29%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was -1.27% for the quarter ended September 30, 2022, and the lowest quarterly return was -12.24% for the quarter ended March 31, 2022.

Average Annual Total Returns for the Periods Ended December 31, 2022

Cabana Target Leading Sector Moderate ETF	1 Year	Since Inception (7/13/2021)
Return Before Taxes	-23.39%	-11.72%
Return After Taxes on Distributions	-23.99%	-12.35%
Return After Taxes on Distributions and Sale of Fund Shares	-13.53%	-8.95%
S&P Target Risk Moderate Index	-14.41%	-9.00%
(reflects no deduction for fees, expenses, or taxes)

Acquired Fund – Cabana Target Leading Sector Aggressive ETF

 Annual Returns as of 12/31

For the year-to-date period ended September 30, 2023, the Fund’s total return was 0.40%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was -0.85% for the quarter ended December 31, 2022, and the lowest quarterly return was -17.36% for the quarter ended June 30, 2022.

Average Annual Total Returns for the Periods Ended December 31, 2022

Cabana Target Leading Sector Aggressive ETF	1 Year	Since Inception (7/13/2021)
Return Before Taxes	-32.00%	-18.83%
Return After Taxes on Distributions	-32.24%	-19.04%
Return After Taxes on Distributions and Sale of Fund Shares	-18.89%	-14.23%
S&P Target Risk Aggressive Index	-16.13%	-8.95%
(reflects no deduction for fees, expenses, or taxes)

Acquired Fund – Cabana Target Leading Sector Conservative ETF

Annual Returns as of 12/31

For the year-to-date period ended September 30, 2023, the Fund’s total return was -2.48%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was -0.12% for the quarter ended December 31, 2022, and the lowest quarterly return was -8.54% for the quarter ended March 31, 2022.

Average Annual Total Returns for the Periods Ended December 31, 2022

Cabana Target Leading Sector Conservative ETF	1 Year	Since Inception (7/13/2021)
Return Before Taxes	-17.74%	-11.81%
Return After Taxes on Distributions	-19.32%	-13.07%
Return After Taxes on Distributions and Sale of Fund Shares	-10.45%	-9.39%
S&P Target Risk Conservative Index	-13.99%	-9.02%
(reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as an IRA or other tax-advantaged accounts.

Comparison of Fundamental Investment Policies

The following table compares the fundamental policies of each Acquired Fund with its corresponding Acquiring Fund. As shown in the table, each Acquired Fund has fundamental investment policies that are identical to its corresponding Acquired Fund.

Fundamental Investment Policies
Each Acquired Fund	Each Acquiring Fund
Except with the approval of a majority of the outstanding voting securities, each Fund may not:	Except with the approval of a majority of the outstanding voting securities, each Fund may not:

Fundamental Investment Policies
Each Acquired Fund	Each Acquiring Fund
(1) Concentrate its investments in an industry or group of industries (i.e., invest more than 25% of its total assets in the securities of companies in a particular industry or group of industries). For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.	Same.
(2) Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.	Same.
(3) Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.	Same.
(4) Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.	Same.
(5) Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time	Same.

FOR TDSD and TDSE only:

(6) Purchase securities of an issuer if such purchase would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

FOR TDSC only: Same.

* * * * * * * * * * * * *

Shareholders should read the more complete information contained elsewhere in this Information Statement/Prospectus, the Funds’ Prospectus and Statement of Additional Information, as supplemented, and the Reorganization Plan.

INFORMATION ABOUT THE REORGANIZATION

Reorganization Plan. The Reorganization Plan sets forth the terms by which an Acquired Fund will be reorganized into its corresponding Acquiring Fund. The form of the Reorganization Plan is attached as Appendix A and the description of the Reorganization Plan contained herein is qualified in its entirety by the attached Reorganization Plan. The following sections summarize the material terms of the Reorganization Plan and the federal income tax treatment of the Reorganization.

The Reorganization. The Reorganization Plan provides that upon the transfer of all of the assets and liabilities of an Acquired Fund to the corresponding Acquiring Fund, the Acquiring Fund will issue to the Acquired Fund that number of Acquiring Fund shares (and cash in lieu of fractional shares, if any) having an aggregate net asset value equal in value to the aggregate net asset value of the Acquired Fund, calculated as of the closing date of the Reorganization (the “Closing Date”). An Acquired Fund will redeem its shares in exchange for the corresponding Acquiring Fund shares received by it and will distribute such shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Acquired Fund shareholders will receive the Acquiring Fund shares (and cash in lieu of fractional shares, if any) based on their holdings in the Acquired Fund as of the last business day preceding the Closing Date (the “Valuation Time”).

Upon completion of a Reorganization, each shareholder of an Acquired Fund will own that number of shares of the corresponding Acquiring Fund (plus cash received in lieu of fractional shares, if any) equal in value to the aggregate net asset value of such shareholder’s shares held in the Acquired Fund as of the Valuation Time. However, as an ETF, the market price of Acquiring Fund shares may be greater or less than its net asset value per share. After the Reorganization, all of the issued and outstanding shares of an Acquired Fund will be canceled and the transfer agent’s books of the Acquired Fund will be permanently closed.

Shares of the Funds are listed for trading on The Nasdaq Stock Market LLC. In preparation for the closing of the Reorganization, trading in shares of each Acquired Fund is expected to be suspended as of the close of business on January 5, 2024.

Assuming the performance in all material respects of the terms under the Reorganization Plan, the Closing Date of the Reorganizations will be immediately after the close of business on or about January 5, 2024, or such other date as is agreed to by the parties.

The Reorganization Plan may be amended by the Board of the Trust; provided, however, that after notification to the shareholders of an Acquired Fund, no amendment may be made with respect to the Plan that in the opinion of the Board materially adversely affects the interests of the shareholders of the Acquired Fund.

Repositioning of an Acquired Fund’s Portfolio Assets. As of the date of this Proxy Statement/Prospectus, each Acquired Fund’s underlying fund holdings are currently identical to those of the corresponding Acquiring Fund, differentiated only by the percentage of assets allocated to the underlying funds. It is not anticipated that there will be a material disposition of portfolio holdings by any Acquired Fund. Additionally, any sales are not expected to result in the recognition of any capital gains or the distribution of any capital gains to Acquired Fund shareholders because, to the extent any capital gains are recognized, such gains are expected to be fully offset by an Acquired Fund’s capital loss carryforwards. However, the actual tax impact of such sales will depend on the difference between the price at which such portfolio assets were sold and the Acquired Fund’s basis in such assets. Any capital gains recognized in excess of an Acquired Fund’s capital loss carryforwards would be distributed to the Acquired Fund’s shareholders as capital gain dividends (to the extent of the excess of net realized long-term capital gains over net realized short-term capital losses) and ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions would be taxable to shareholders.

Federal Income Tax Consequences. Subject to the assumptions and limitations discussed below, the following discussion describes the material U.S. federal income tax consequences of the Reorganization to shareholders of an Acquired Fund who hold their shares as capital assets. This discussion is based on the Code, applicable Treasury regulations, and federal administrative interpretations and court decisions in effect as of the date of this Information Statement/Prospectus, all of which may change, possibly with retroactive effect. Any such changes could alter the tax consequences described in this summary. This discussion of material U.S. federal income tax consequences of a Reorganization does not address all aspects of U.S. federal income taxation that may be important to a holder of an Acquired Fund’s shares in light of that shareholder’s particular circumstances or to a shareholder subject to special rules. The description of the tax consequences set forth herein will neither bind the Internal Revenue Service (“IRS”), nor preclude the IRS or the courts from adopting a contrary position. In addition, this discussion does not address any other state, local, or foreign income tax or non-income tax consequences of a Reorganization or of any transactions other than the Reorganization. Shareholders are urged to consult their own tax advisers to determine the particular U.S. federal income tax or other tax consequences to them of a Reorganization and the other transactions contemplated herein.

Each of the Acquired Funds and the Acquiring Funds will receive an opinion from the law firm of Chapman and Cutler LLP (“Chapman”) substantially to the effect that, with respect to the Funds and each Reorganization, for federal income tax purposes:

i.       The acquisition by an Acquiring Fund of all of the assets of the Acquired Funds, as provided for in the Reorganization Plan, in exchange for Acquiring Fund shares (and cash in lieu of fractional shares, if any) and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Funds, followed by the distribution by the Acquired Fund to its shareholders of the Acquiring Fund shares (and cash in lieu of fractional shares, if any) in complete liquidation of the Acquired Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquired Fund and the Acquiring Fund each will be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

ii.       No gain or loss will be recognized by an Acquired Fund upon the transfer of all of its assets to, and assumption of its liabilities by, the applicable Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code, except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized (i) as a result of the closing of the Acquired Fund’s taxable year or (ii) upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code.

iii.       No gain or loss will be recognized by an Acquiring Fund upon the receipt by it of all of the assets of the Acquired Fund in exchange solely for the assumption of the liabilities of the Acquired Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.

iv.       No gain or loss will be recognized by an Acquired Fund upon the distribution of Acquiring Fund shares by the Acquired Fund to shareholders of the Acquired Fund in complete liquidation (in pursuance of the Reorganization Plan) of the Acquired Fund pursuant to Section 361(c)(1) of the Code.

v.       The tax basis of the assets of an Acquired Fund received by the applicable Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the transfer of such assets, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Fund on the transfer pursuant to Section 362(b) of the Code.

vi.       The holding periods of the assets of an Acquired Fund in the hands of the applicable Acquiring Fund will include the periods during which such assets were held by the Acquired Fund pursuant to Section 1223(2) of the Code, other than assets with respect to which gain or loss is required to be recognized and except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an asset.

vii.       No gain or loss will be recognized by the shareholders of an Acquired Fund upon the exchange of all of their Acquired Fund shares solely for Acquiring Fund shares (except with respect to cash, if any, received in lieu of fractional shares) pursuant to Section 354(a) of the Code.

viii.       The aggregate tax basis of the Acquiring Fund shares received by a shareholder of an Acquired Fund (including fractional shares to which the shareholder would be entitled but for the distribution of cash in lieu of fractional shares) will be the same as the aggregate tax basis of the Acquired Fund Shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

ix.       The holding period of the Acquiring Fund shares received by a shareholder of an Acquired Fund will include the holding period of the Acquired Fund shares exchanged therefor, provided that the shareholder held the Acquired Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

Such opinion shall be based on customary assumptions and limitations and shall be conditioned on (1) such representations as Chapman, counsel providing the opinion, may reasonably request (and the Funds will cooperate to make and certify the accuracy of such representations) all being true and complete on the Closing Date, and (2) the Reorganization’s consummation in accordance with the Reorganization Plan (without the waiver or modification of any terms or conditions hereof and without taking into account any amendments thereof that Chapman has not approved). The foregoing opinion may state that no opinion is expressed as to any other U.S. federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Opinions of counsel are not binding upon the IRS or the courts. If the Reorganizations are consummated but the IRS or the courts determine that the Reorganizations do not qualify as a tax-free reorganization under the Code, and thus are taxable, the Acquired Funds would recognize gain or loss on the transfer of its assets to the Acquiring Funds and each shareholder of the Acquired Funds would recognize a taxable gain or loss equal to the difference between its tax basis in its Acquired Fund shares and the fair market value of the shares of the Acquiring Fund it receives.

Immediately prior to the Closing Date, each Acquired Fund will declare and pay a dividend to its shareholders that, together with all previous dividends for the taxable year, is intended to have the effect of distributing to Acquired Fund shareholders all of the Acquired Fund’s investment company taxable income (computed without regard to the deduction for dividends paid), net capital gain (taking into account available capital loss carryforwards), if any, and net tax-exempt income, if any, for the taxable year ending on the Closing Date. The amount of such distribution to the shareholders of the Acquired Fund is estimated as of April 30, 2023, to be as set forth in the table below. Any amount actually distributed to the Acquired Fund’s shareholders immediately prior to the Reorganization may be higher or lower than the estimated amount set forth in the table below. Any such distribution generally will be taxable to Acquired Fund shareholders.

Acquired Fund	Distribution Amount
Cabana Target Drawdown 13 ETF	$0
Cabana Target Drawdown 16 ETF	$0
Cabana Target Leading Sector Conservative ETF	$147,677
Cabana Target Leading Sector Aggressive ETF	$268,349

As of the tax year ended April 30, 2023, each Fund has non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term	Long-Term	Total Amount
Cabana Target Drawdown 10 ETF	$222,455,142	$0	$222,455,142
Cabana Target Drawdown 13 ETF	$112,636,380	$0	$112,636,380
Cabana Target Drawdown 16 ETF	$64,055,000	$0	$ 64,055,000
Cabana Target Leading Sector Conservative ETF	$24,352,832	$0	$ 24,352,832
Cabana Target Leading Sector Moderate ETF	$25,160,363	$0	$ 25,160,363
Cabana Target Leading Sector Aggressive ETF	$168,282,986	$0	168,282,986

Certain tax attributes, including capital loss carryovers, of the Acquired Funds will move to the Acquiring Funds in the Reorganizations, subject to any applicable use limitations under the Code. Utilization of capital loss carryforwards of an Acquired Fund will be subject to limitations if such Acquired Fund is treated as undergoing an ownership change within the meaning of the Code. Because of these limitations, the capital losses of an Acquired Fund may expire without being utilized.

Significant holders of shares of an Acquired Fund (generally, those holders that own at least 1% of the total outstanding stock (by vote or value) of the Acquired Fund or that own Acquired Fund securities with an aggregate basis of $1 million or more immediately prior to the Reorganization) generally will be required to attach a statement to their U.S. federal income tax return for the year in which the Reorganization occurs that contains the information listed in U.S. Treasury Regulation 1.368-3(b).

If you acquired different blocks of shares of an Acquired Fund at different times or for different prices, you should consult your tax advisor concerning the treatment of the basis and holding period for the different blocks of shares in the Reorganization. You should also consult your tax adviser regarding the U.S. federal income tax consequences to you, if any, of the Reorganization in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Reorganization because this discussion is only a general summary of certain federal income tax consequences.

Board Considerations

Due to the significant overlap in the investment strategies employed by the Acquired Funds and their respective Acquiring Funds, and to eliminate duplicative products, ETC and Cabana recommended the Reorganization of each Acquired Fund into the corresponding Acquiring Fund.

In considering the approval of the Reorganization Plan, the Board requested and evaluated information provided by ETC and Cabana regarding the Reorganization, including, among other information: (1) the potential benefits of the Reorganization to shareholders because, among other things, the Funds have investment strategies that have significant overlap with one another; there will be no change in the investment adviser or other fund services providers; each Acquiring Fund has the same operating expense limitation as each of the Acquired Funds; the long-term viability of each Acquiring Fund is expected to improve from additional size; the Reorganizations will be tax-free from a federal income tax perspective to shareholders of the Acquired Fund (except with respect to cash received in lieu of fractional shares, if any); and the interests of the Funds’ respective shareholders will not be diluted as a result of the Reorganization; (2) a comparison of the each Acquired Fund’s and the corresponding Acquiring Fund’s investment objectives, policies (including fundamental investment policies), strategies, and risks; (3) the experience and qualifications of ETC and Cabana and key personnel managing each Acquiring Fund; (4) the effect of the Reorganization on an Acquired Fund’s annual operating expenses, including a comparison of the Acquired Fund’s and corresponding Acquiring Fund’s management fee; (5) the relative historical performance records of each Acquired Fund and the corresponding Acquiring Fund; (6) any change in shareholder rights; (7) the direct or indirect federal income tax consequences of the Reorganization to shareholders; (8) any fees or expenses that will be borne directly or indirectly by an Acquired Fund in connection with the Reorganization, including the costs to repositioning the Acquired Fund’s portfolio in anticipation of, or as a result of, the Reorganization; (9) the terms and conditions of the Reorganization Plan and whether the Reorganization would result in dilution of shareholder interests; (10) the potential benefits of the Reorganization to other persons, including ETC, Cabana and their respective affiliates, and (11) possible alternatives to the Reorganizations, including the potential liquidation of the Acquired Fund. The Board also considered the recommendation of ETC and Cabana, discussions with representatives of ETC and Cabana, and the Board’s fiduciary duties under federal and state law.

ETC believes that the Reorganizations are in the best interests of each Fund’s shareholders.

At its meeting held on October 18, 2023, the Board, including the Independent Trustees, concluded that each Fund’s participation in the Reorganization is in the Fund’s best interests, and that the interests of existing shareholders of the applicable Fund would not be diluted as a result of the Reorganization, and approved the Reorganization Plan. In approving the Reorganization, the Board considered various factors it deemed relevant, including the following factors, among others, none of which by itself was considered dispositive. The determinations were made on the basis of the business judgment of the Board after consideration of all of the factors taken as a whole, though individual members of the Board may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

a.	Each Acquired Fund has a similar investment objective and investment strategies to its corresponding Acquiring Fund, although the Board acknowledged the differences in the target risks between the Funds; as such, the Reorganization would permit shareholders of each Acquired Fund to continue to pursue a similar investment strategy but with a different risk profile and volatility level in the corresponding Acquiring Fund;

b.	Each Acquired Fund and its corresponding Acquiring Fund have the same fundamental investment restrictions;

c.	Each Acquired Fund and its corresponding Acquiring Fund have the same investment adviser, the same sub-adviser, and the same portfolio managers responsible for day-to-day management of the portfolio. There would be no change to any of the Funds’ other service providers after the Reorganization;

d.	Each Fund is a series of the same Trust, and therefore there will be no change in shareholder rights, and the Board will continue to oversee each Acquiring Fund;

e.	The expenses relating to the proposed Reorganization, which are estimated to be approximately $151,000 whether or not consummated, will be borne by Cabana;

f.	Each Acquired Fund and corresponding Acquiring Fund have the same underlying fund holdings as of the date of this Prospectus/Information Statement, and any repositioning of the Acquired Fund’s holdings is expected to be immaterial;

g.	Each Acquired Fund and the corresponding Acquiring Fund have the same unitary management fee of 0.80%;

h.	Each Acquired Fund and the corresponding Acquiring Fund have the same contractual expense limitation of 0.69% and, in connection with the Reorganizations, each Acquiring Fund will further contractually reduce the expense limitation so that the rate on aggregate net assets of the Acquiring Funds and the Cabana Target Drawdown 7 ETF over $750 million is 0.64% until at least August 31, 2025;

j.	The total annual operating expense ratio of the Acquiring Fund is expected to vary from the total annual operating expense ratio of the corresponding Acquired Funds only to the extent of “acquired fund fees and expenses” of the underlying funds in which the Acquiring Fund invests;

k.	ETC and Cabana have represented that the long-term viability of each Fund is in question due to its small size and that the larger asset size of each Acquiring Fund after the Reorganization will increase the long-term viability of the combined Funds;

l.	Each Reorganization will be effected on the basis of each Fund’s net asset value, which will be determined in accordance with each Fund’s normal valuation procedures, which are identical; and

m.	The interests of the shareholders of each Acquired Fund and each Acquiring Fund will not be diluted as a result of the Reorganization.

The Board also was informed by ETC and Cabana that, although the Funds’ shares are exchange-traded and, therefore, widely available to the public, a significant portion of each Fund’s assets are derived from investment models Cabana makes available to its clients and that Cabana intends to continue to offer those models and will be able to provide its clients with the same targeted risk exposures even with a smaller number of Funds after the Reorganizations.

The Board also considered that ETC and Cabana are subject to certain conflicts of interest in recommending the Reorganization. The Board noted and considered that the Reorganization could relieve ETC of the obligation to pay certain operating expenses of the Acquired Funds, while retaining the assets by combining them with the Acquiring Fund. The Board considered that, if the Acquiring Fund’s total net assets increase over time as a result of the Reorganization, ETC and Cabana could benefit from an increase in advisory fees. In this regard, the Board noted that ETC represented that there will be a breakpoint in the expense limitation agreement, which would have the effect of reducing the Acquiring Funds’ expense ratios and thereby allowing the Acquiring Funds to share in economies of scale as they grow.

The Board also considered that the Reorganizations are expected to qualify as reorganizations for federal income tax purposes and that the Acquired Funds and the shareholders of the Acquired Funds are not expected to recognize any gain or loss upon receipt of shares of the Acquiring Funds in the Reorganizations.

The Board also considered alternatives to the Reorganizations that were identified by ETC and Cabana, including the liquidation of the Acquired Funds, and discussed the proposals with counsel. After discussion, the Board agreed that the possible alternatives were less desirable than the Reorganizations.

Costs and Expenses of the Reorganizations. The Reorganization Plan provides that the direct expenses of the Reorganizations will be borne entirely by Cabana, regardless of whether either Reorganization is consummated. The costs of each Reorganization shall include, but not be limited to: costs of preparing, printing, and distributing the Information Statement/Prospectus and prospectus supplements of an Acquired Fund relating to the Reorganization, and expenses of winding down the operations and terminating the existence of the Acquired Fund; legal fees of counsel to the Funds, including those incurred in connection with the preparation of legal opinions, and accounting fees with respect to the Reorganization and the Information Statement/Prospectus; and all necessary taxes in connection with the delivery of Acquired Fund assets, including all applicable federal and state stock transfer stamps. The costs of the Reorganizations do not include expenses related to the purchase or sale of the Fund’s holdings, including expenses related to any repositioning of an Acquired Fund’s holdings.

Capitalization. The following tables sets forth the capitalization of the Acquired Funds and the Acquiring Funds as of April 30, 2023, and on a pro forma basis after giving effect to the Reorganization. The capitalization table for the Target Drawdown Funds Reorganization is presented first, followed by the table for the Leading Sector Funds Reorganization.

Target Drawdown Funds Reorganization Fund Capitalization as of April 30, 2023	Net Assets ($)	Shares Outstanding	Net Asset Value Per Share
Cabana Target Drawdown 13 ETF	135,916,069	6,325,000	$21.49
Cabana Target Drawdown 16 ETF	95,731,792	4,325,000	$22.13
Decrease in shares outstanding of Cabana Target Drawdown 13 ETF to reflect the exchange for shares of the Acquiring Fund (assuming the combination of Cabana Target Drawdown 13 ETF and the Acquiring Fund)		(6,325,000)
Decrease in shares outstanding of Cabana Target Drawdown 16 ETF to reflect the exchange for shares of the Acquiring Fund (assuming the combination of Cabana Target Drawdown 16 ETF and the Acquiring Fund)		(4,325,000)
Cabana Target Drawdown 10 ETF	461,723,602	20,825,000	$22.17
Cabana Target Drawdown 10 ETF (pro forma)	693,371,463	31,275,212	$22.17

Leading Sector Funds Reorganization Fund Capitalization as of April 30, 2023	Net Assets ($)	Shares Outstanding	Net Asset Value Per Share
Cabana Target Leading Sector Aggressive ETF	82,192,860	4,375,000	$18.79
Cabana Target Leading Sector Conservative ETF	43,345,749	2,250,000	$19.26
Decrease in shares outstanding of Cabana Target Leading Sector Aggressive ETF to reflect the exchange for shares of the Acquiring Fund (assuming the combination of Cabana Target Leading Sector Aggressive ETF and the Acquiring Fund)		(4,375,000)
Decrease in shares outstanding of Cabana Target Leading Sector Conservative ETF to reflect the exchange for shares of the Acquiring Fund (assuming the combination of Cabana Target Leading Sector Conservative ETF and the Acquiring Fund)		(2,250,000)
Cabana Target Leading Sector Moderate ETF	170,125,560	8,400,000	$20.25
Cabana Target Leading Sector Moderate ETF (pro forma)	295,664,169	14,600,700	$20.25

ADDITIONAL INFORMATION ABOUT THE FUNDS

Purchase and Sale of Shares. The purchase and redemption policies for the Funds are identical and are highlighted below. For a more complete discussion of the Funds’ purchase, redemption and exchange policies, please see Appendix B.

Each of the Funds issues shares to, and redeems shares from, certain institutional investors known as “Authorized Participants” (typically market makers or other broker dealers) only in large blocks of shares known as “Creation Units.” Creation Unit transactions for a Fund are generally conducted in exchange for the deposit or delivery of a portfolio of in-kind securities designated by a Fund and a specified cash payment. Individual shares of a Fund may only be purchased and sold in the secondary market through a broker or dealer at a market price. Each Fund’s shares are listed on the Exchange. You can purchase and sell individual shares of each Fund throughout the trading day like any publicly traded security. The price of each Fund’s shares is based on a market price and, because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at prices greater than NAV (premium) or less than NAV (discount). When buying or selling shares of a Fund in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of a Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) (the “bid-ask spread”). Recent information regarding each Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.cabanaetfs.com/.

Distributions. Each of the Cabana Target Drawdown 10 ETF, Cabana Target Drawdown 13 ETF, and Cabana Target Drawdown 16 ETF pays out dividends from its net investment income quarterly and distributes its net capital gains, if any, to investors at least annually. Each of the Cabana Target Leading Sector Conservative ETF, Cabana Target Leading Sector Moderate ETF, and Cabana Target Leading Sector Aggressive ETF pays out dividends from its net investment income annually and distributes its net capital gains, if any, to investors at least annually.

Brokers may make available to their customers who own shares of a Fund the Depository Trust Company book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of the applicable Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require a Fund’s shareholders to adhere to specific procedures and timetables.

Tax Information. Distributions made by a Fund may be taxable as ordinary income, qualified dividend income, or long-term capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. In that case, you may be taxed when you take a distribution from such account, depending on the type of account, the circumstances of your distribution, and other factors.

Financial Intermediary Compensation. If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Investment Advisory Agreement. Pursuant to an investment advisory agreement between the Trust, on behalf of the Funds, and Exchange Traded Concepts, LLC (the “Advisory Agreement”), ETC provides investment advisory services to each Fund. The Adviser is responsible for, among other things, overseeing the Sub-Adviser, including regular review of the Sub-Adviser’s performance, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board.

Please refer to “Summary – The Fund’s Fees and Expenses” which illustrates the pro forma operating expenses for each Acquiring Fund after giving effect to the Reorganization. A discussion regarding the Board’s basis for approving the investment advisory agreements for the Funds is included in the Funds’ semi-annual report to shareholders dated October 31, 2022.

Valuation. The Funds have the same Valuation Policy, which is more fully discussed in Appendix B, “Shareholder Information for the Funds.”

Description of the Securities to be Issued; Rights of Shareholders.

Set forth below is a description of the Acquiring Fund shares to be issued to the shareholders of each Acquired Fund in the Reorganization. Also set forth below is a discussion of the rights of shareholders of the Funds. Because the Funds are each a series of the Trust, the Funds’ shares have identical characteristics.

The following is a summary of the material rights of shareholders of the Acquired Funds and the Acquiring Funds, but does not purport to be a complete description of these rights. These rights may be determined in full by reference to the Trust’s Agreement and Declaration of Trust, and the Trust’s Amended and Restated By-Laws (collectively, the “Governing Instruments”). The Governing Instruments are subject to amendment in accordance with their terms. Copies of the Governing Instruments are available upon request and without charge by writing to the address below or by calling the telephone number listed as follows:

Exchange Listed Funds Trust

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, Oklahoma 73120

866-239-9536.

Form of Organization. Each Fund is a series of the Trust, an open-end management investment company organized as a Delaware statutory trust on April 4, 2012.

Description of Shares. The Declaration of Trust authorizes the issuance of an unlimited number of funds (or series) and shares of each fund. Each share of a fund represents an equal proportionate interest in that fund with each other share. Shares of each fund are entitled upon liquidation to a pro rata share in the net assets of that fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. No certificates evidencing the ownership of Shares shall be issued except as the Board of Trustees may otherwise determine from time to time. Each Fund’s shares, when issued, are fully paid and non-assessable.

Voting Rights. Each share of a fund has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

Shareholder Liability. Delaware law does not include an express provision relating to the limitation of liability of the beneficial owners of a Delaware statutory trust. The Governing Documents provide that neither the Trust nor the Trustees, nor any officer, employee or agent of the Trust shall have any power to bind personally any Shareholder, or to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time agree to pay.

Preemptive Rights. Shareholders shall have no preemptive or other right to subscribe to additional shares or other securities issued by the Trust or a Fund.

Fund Trustees and Officers. The Trust is managed by the Board. The persons sitting on the Board will continue to be the same after the Reorganization.

Investment Adviser and Sub-Adviser. Each Fund’s investment adviser is Exchange Traded Concepts, LLC, an Oklahoma limited liability company and is located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120. Each Fund’s sub-adviser is Cabana LLC d/b/a Cabana Asset Management, a limited liability company under the laws of the State of Arkansas located at 220 S. School Avenue, Fayetteville, Arkansas 72701.

Fund Management. ETC will continue to be responsible for providing investment advisory/portfolio management services to the Acquiring Funds, and Cabana will continue to serve as sub-adviser to the Acquiring Funds following the Reorganization. G. Chadd Mason, Andrew Serowik, Todd Alberico, Gabriel Tan, and Brian Cooper serve as each Fund’s portfolio managers.

The Funds’ Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities in the Fund.

Other Fund Service Providers. The Bank of New York Mellon (“BNY Mellon”), located at 240 Greenwich Street, New York, New York, 10286, serves as the administrator to the Funds. BNY Mellon also serves as the custodian and as transfer agent and dividend disbursing agent of the Funds. Upon completion of the Reorganizations, BNY Mellon will continue to provide services to the Acquiring Funds.

Independent Registered Public Accounting Firm. Cohen & Company, Ltd., located at 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the independent registered public accounting firm for the Trust.

Ownership of Securities of the Funds. As of December 26, 2023, the Record Date, the Funds had the following number of shares issued and outstanding. As of the same date, trustees and officers of the Funds as a group owned less than 1% of the outstanding voting securities of each of the Funds.

Shares Issued & Outstanding as of December 26, 2023
Cabana Target Drawdown 10 ETF (TDSC)	12,750,000
Cabana Target Drawdown 13 ETF (TDSD)	3,025,000
Cabana Target Drawdown 16 ETF (TDSE)	1,975,000
Cabana Target Leading Sector Aggressive ETF (CLSA)	2,000,000
Cabana Target Leading Sector Moderate ETF (CLSM)	4,950,000
Cabana Target Leading Sector Conservative ETF (CLSC)	1,250,000

As of December 26, 2023, the Record Date, the following persons owned beneficially or of record more than 5% of the outstanding shares of the Funds:

Cabana Target Drawdown 10 ETF
Name and Address	% Ownership	Ownership Type
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	90.10%	Record

Cabana Target Drawdown 13 ETF
Name and Address	% Ownership	Ownership Type
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	87.65%	Record
National Financial Services LLC 200 Liberty Street, One World Financial Center New York, NY 10281	7.05%	Record

Cabana Target Drawdown 16 ETF
Name and Address	% Ownership	Ownership Type
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	87.67%	Record
National Financial Services LLC 200 Liberty Street, One World Financial Center New York, NY 10281	7.11%	Record

Cabana Target Leading Sector Aggressive ETF
Name and Address	% Ownership	Ownership Type
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	88.67%	Record
National Financial Services LLC 200 Liberty Street, One World Financial Center New York, NY 10281	6.48%	Record

Cabana Target Leading Sector Moderate ETF
Name and Address	% Ownership	Ownership Type
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	92.3943%	Record

Cabana Target Leading Sector Conservative ETF
Name and Address	% Ownership	Ownership Type
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	88.72%	Record
National Financial Services LLC 200 Liberty Street, One World Financial Center New York, NY 10281	5.59%	Record

Any shareholder that owns 25% or more of the outstanding shares of a Fund or a class of a Fund may be presumed to “control” (as that term is defined in the Investment Company Act) such Fund or that class. Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the Funds.

AVAILABLE INFORMATION

The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports and other information, including proxy materials, with the SEC. Reports and other information filed by the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. In addition, the Funds’ shares are listed on the Exchange. Reports, proxy statements and other information that may be filed with the Exchange and also may be inspected at the offices of the Exchange.

LEGAL MATTERS

Certain legal matters concerning the federal income tax consequences of each Reorganization and the issuance of shares of the Acquiring Funds will be passed on by the law firm of Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, which serves as counsel to the Trust.

EXPERTS

The financial statements and financial highlights of the Acquired Funds and the Acquiring Funds, each a series of the Trust, incorporated in this Information Statement/Prospectus by reference from the Annual Report on Form N-CSR for the fiscal year ended April 30, 2023 have been audited by Cohen & Company, Ltd., an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements and financial highlights have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The information in Appendix C to the Information Statement/Prospectus supplements and should be read in conjunction with the foregoing information.

OTHER MATTERS

The Funds are not required, and do not intend to hold, annual or other periodic meetings of shareholders except as required by the 1940 Act. By observing this policy, the Funds seek to avoid the expenses customarily incurred in the preparation of proxy material and the holding of shareholder meetings, as well as the related expenditure of staff time. If a Reorganization is not completed, the next meeting of the shareholders of the applicable Acquired Fund will be held at such time as the Board may determine or at such time as may be legally required. Any shareholder proposal intended to be presented at such meeting must be received by the Trust at its office at a reasonable time before the Trust begins to print and mail its proxy statement, as determined by the Board, to be included in an Acquired Fund’s proxy statement and form of proxy relating to that meeting, and must satisfy all other legal requirements.

By order of the Board of Trustees,

/s/ J. Garrett Stevens
J. Garrett Stevens
President
Exchange Listed Funds Trust

APPENDIX A – FORM OF PLAN OF REORGANIZATION

The Form of Plan of Reorganization has been included to provide shareholders with information regarding its terms. It is not intended to provide any other factual information about the Trust. In addition, the Plan of Reorganization may be revised from that shown here.

FORM OF

PLAN OF REORGANIZATION

EXCHANGE LISTED FUNDS TRUST

The Board of Trustees (the “Board”) of Exchanged Listed Funds Trust (the “Trust”) has approved, the following reorganizations (each, a “Reorganization”) (i) the reorganization of the Cabana Target Drawdown 13 ETF and the Cabana Target Drawdown 16 ETF, each a series of the Trust advised by Exchanged Traded Concepts, LLC (“ETC”), into the Cabana Target Drawdown 10 ETF, also an existing series of the Trust advised by ETC (hereinafter referred to as the “Target Drawdown Funds Reorganization”); and (ii) the reorganization of the Cabana Target Leading Sector Conservative ETF and the Cabana Target Leading Sector Aggressive ETF, each a series of the Trust advised by ETC, into the Cabana Target Leading Sector Moderate ETF, also an existing series of the Trust advised by ETC (hereinafter referred to as the “Leading Sector Funds Reorganization”). Each Acquired Fund and each Acquiring Fund (each defined below) intend that, for United States federal income tax purposes, with respect to each Reorganization, that (i) such Reorganization constitutes a “reorganization” within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and (ii) this Plan (as defined below) to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a)(1) of the Code and Treasury Regulation Section 1.368-2(g).

The Target Drawdown Funds Reorganization
Acquired Fund (Ticker Symbol)	Acquiring Fund (Ticker Symbol)
Cabana Target Drawdown 13 ETF (TDSD)	Cabana Target Drawdown 10 ETF (TDSC)
Cabana Target Drawdown 16 ETF (TDSE)
The Leading Sector Funds Reorganization
Acquired Fund (Ticker Symbol)	Acquiring Fund (Ticker Symbol)
Cabana Target Leading Sector Conservative ETF (CLSC)	Cabana Target Leading Sector Moderate ETF (CLSM)
Cabana Target Leading Sector Aggressive ETF (CLSA)

As used herein, an “Acquired Fund” is a Fund listed as an Acquired Fund in the table above, and an “Acquiring Fund” is a Fund listed as an “Acquiring Fund” in the table above.

This Plan of Reorganization (the “Plan”) sets forth the terms of each of the Target Drawdown Funds Reorganization and the Leading Sector Funds Reorganization. Each Reorganization will consist of: (1) the transfer of all of the assets of an Acquired Fund to the corresponding Acquiring Fund listed in the table above in exchange for (i) the assumption by the corresponding Acquiring Fund of all of the liabilities of the Acquired Fund and (ii) the issuance of shares of beneficial interest by the corresponding Acquiring Fund to the Acquired Fund in an amount that will equal, in aggregate net asset value (and cash in lieu of fractional shares, if any), to the aggregate net asset value of the shares of the Acquired Fund, on the last business day preceding the closing of the Reorganization; (2) the distribution of shares of the corresponding Acquiring Fund pro rata to the shareholders of the Acquired Fund with holders of shares of the Acquired Fund receiving the number of shares of the Acquiring Fund (and cash in lieu of fractional shares, if any) equal in value to the aggregate net asset value of the shares of the Acquired Fund that the shareholder held immediately prior to the Reorganization; and (3) the ultimate redemption and cancellation by the Trust of the shares of an Acquired Fund in complete liquidation and dissolution of the Acquired Fund.

Appendix A-1

More specifically, each Acquired Fund will transfer to the corresponding Acquired Fund, and the Acquiring Fund will acquire from the Acquired Fund, all of the assets of the Acquired Fund on the Closing Date, as defined below, and will assume from the Acquired Fund all of the liabilities of the Acquired Fund in exchange for the issuance of the number of shares of the Acquiring Fund (and cash in lieu of fractional shares, if any) determined as provided in the following paragraphs, which shares will be subsequently distributed pro rata to the shareholders of the Acquired Fund in complete liquidation and termination of the Acquired Fund and in exchange for all of the Acquired Fund’s shares. An Acquired Fund will not issue, sell, or transfer any of its shares after the Closing Date, and only redemption requests received by the Acquired Fund in proper form prior to the Closing Date shall be fulfilled by the Acquired Fund.

Immediately prior to the Closing Date, each Acquired Fund will declare and pay a dividend to its shareholders that, together with all previous dividends for the taxable year, is intended to have the effect of distributing to Acquired Fund shareholders all of the Acquired Fund’s investment company taxable income (computed without regard to the deduction for dividends paid), net capital gain (taking into account available capital loss carryforwards), if any, and net tax-exempt income, if any, for the taxable year ending on the Closing Date.

On the Closing Date, the Acquiring Fund will issue to the Acquired Fund a number of full and fractional shares of the Acquiring Fund (and cash in lieu of fractional shares, if any), taken at their then net asset value, having an aggregate net asset value equal to the aggregate value of the net assets of the Acquired Fund. The aggregate value of the net assets of each Fund shall be determined in accordance with the then-current Prospectus of the Funds as of the last business day preceding the Closing Date.

The closing of the transactions contemplated in this Plan shall be held at the offices of ETC, 10900 Hefner Pointe Drive, Suite 401, Oklahoma City, Oklahoma 73120, immediately after the close of business on or about January 5, 2024, or on such other date as ETC management may determine (the “Closing”). The date on which the Closing is to be held as provided in this Plan shall be known as the “Closing Date.”

In the event that on the Closing Date (a) the NYSE is closed for other than customary weekend and holiday closings or (b) trading on the NYSE is restricted or (c) an emergency exists as a result of which it is not reasonably practicable for a Fund to fairly determine the value of its assets, the Closing Date shall be postponed until the first business day after the day on which trading shall have been fully resumed.

As soon as practicable after the Closing, each Acquiring Fund shall (a) distribute on a pro rata basis to the shareholders of record of the corresponding Acquired Funds at the close of business on the Closing Date the shares of the Acquiring Fund received by the Acquired Fund at the Closing in exchange for all of the Acquired Fund’s outstanding shares, and (b) be liquidated in accordance with applicable law and the Trust’s governing documents.

For purposes of the distribution of shares of the Acquiring Fund to shareholders of the Acquired Fund, the Acquiring Fund shall credit its books an appropriate number of its shares to the account of each shareholder of the Acquired Fund. No certificates will be issued for shares of an Acquiring Fund.

Each Acquired Fund will, within a reasonable period of time before the Closing Date, furnish the corresponding Acquiring Fund with a list of the Acquired Fund’s portfolio securities and other investments. Each Acquired Fund will, within a reasonable period of time before the Closing Date, identify the securities, if any, on the Acquired Fund’s list referred to in the foregoing sentence that the Acquiring Fund wishes to receive from the Acquired Fund and otherwise how the Acquiring Fund wishes the Acquiring Fund’s portfolio to be repositioned prior to the Closing in accordance with the Acquiring Fund’s investment objective, policies, and strategies. The Acquired Fund, if requested by the corresponding Acquiring Fund, will reposition its portfolio as directed by the Acquiring Fund prior to the Closing. In addition, if it is determined that the portfolios of the Acquiring Fund and the corresponding Acquired Funds, when aggregated, would contain investments exceeding certain percentage limitations applicable to the Acquiring Fund with respect to such investments, an Acquired Fund, if requested by the Acquired Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing. Notwithstanding the foregoing, nothing herein will require an Acquired Fund to dispose of or purchase any investments or securities if, in the reasonable judgment of the Board or ETC, such disposition would adversely affect the status of the transactions contemplated in this Plan as a “reorganization,” as such term is used in Section 368(a) of the Code, or would otherwise not be in the best interests of the Acquired Fund.

Prior to the Closing Date, the Trust shall have shall have received an opinion of Chapman and Cutler LLP in form and substance reasonably acceptable to the Trust with respect to certain U.S. federal income tax matters. In rendering such opinion, Chapman and Cutler LLP may request and rely upon such representations and certifications contained in the representation certificates from the Acquired Funds and Acquiring Funds and representations and certifications of others as it may reasonably request, and the officers of the Trust will cooperate to make and certify the accuracy of such representations contained in the representation certificates. The foregoing opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. The foregoing opinion may state that no opinion is expressed as to any other U.S. federal tax issues (except those set forth in the opinion) and all state, local or foreign tax issues of any kind.

Prior to the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund a list setting forth the assets to be assigned, delivered, and transferred to the Acquiring Fund, including the securities then owned by the Acquired Fund and the respective federal income tax bases (on an identified cost basis) thereof, and the liabilities to be assumed by the Acquired Fund pursuant to this Plan.

Appendix A-2

All of an Acquired Fund’s portfolio securities shall be delivered by the Acquired Fund’s custodian on the Closing Date to the Acquiring Fund or its custodian, either endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the practice of brokers or, if such securities are held in a securities depository within the meaning of Rule 17f-4 under the Investment Company Act of 1940, as amended, transferred to an account in the name of the Acquired Fund or its custodian with said depository. All cash to be delivered pursuant to this Plan shall be transferred from the Acquired Fund’s account at its custodian to the Acquiring Fund’s account at its custodian. If on the Closing Date the Acquired Fund is unable to make good delivery to the Acquiring Fund’s custodian of any of the Acquired Fund’s portfolio securities because such securities have not yet been delivered to the Acquired Fund’s custodian by its brokers or by the transfer agent for such securities, then the delivery requirement with respect to such securities shall be waived, and the Acquired Fund shall deliver to the Acquiring Fund’s custodian on or by said Closing Date with respect to said undelivered securities executed copies of an agreement of assignment in a form satisfactory to the Acquiring Fund, and a due bill or due bills in form and substance satisfactory to the custodian, together with such other documents including brokers’ confirmations, as may be reasonably required by the Acquiring Fund.

This Plan may be abandoned and terminated with respect to one or both Reorganizations, or with respect to any particular Fund, whether before or after notification to the shareholders of an Acquired Fund, if the Board believes that the consummation of the transactions contemplated hereunder would not be in the best interests of the shareholders of an Acquired Fund or an Acquiring Fund. The Closing of the Reorganization of an Acquired Fund into its corresponding Acquired Fund is not contingent upon the closing of any other Reorganization under this Plan.

This Plan may be amended by the Board at any time, except that after notification to the shareholders of an Acquired Fund, no amendment may be made with respect to the Plan that in the opinion of the Board materially adversely affects the interests of the shareholders of an Acquired Fund.

Except as expressly provided otherwise in this Plan, Cabana LLC d/b/a Cabana Asset Management, the subadviser to each Fund, will pay or cause to be paid all direct expenses incurred in connection with the transactions contemplated under this Plan, including, but not limited to: costs of preparing, printing, and distributing the Information Statement/Prospectus and prospectus supplements of an Acquired Fund relating to a Reorganization, and expenses of winding down the operations and terminating the existence of the Acquired Fund; legal fees of counsel to the Funds, including those incurred in connection with the preparation of legal opinions, and accounting fees with respect to the Reorganization and the Information Statement/Prospectus; and all necessary taxes in connection with the delivery of Acquired Fund assets, including all applicable federal and state stock transfer stamps.

Notwithstanding the foregoing, the party directly incurring any costs and expenses will bear such costs and expenses if and to the extent that payment by another party would result (as determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) in the Acquiring Funds failing to qualify and be eligible for treatment as a regulated investment company under Sections 851 and 852 of the Code or would prevent the Reorganizations from qualifying as a reorganization within the meaning of Section 368(a) of the Code or otherwise result in the imposition of tax on the Acquired Funds or the Acquiring Funds or any of their respective shareholders.

This Plan may be executed simultaneously in two or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same instrument. Each party agrees that electronic signatures of the parties included in this Plan are intended to authenticate this writing and to have the same force and effect as manual signatures. Electronic signature means any electronic sound, symbol, or process attached to or logically associated with a record and executed and adopted by a party with the intent to sign such record, including facsimile or email electronic signatures.

Appendix A-3

IN WITNESS WHEREOF, each of the parties hereto has caused this Plan to be executed as of the ____ day of December, 2023.

EXCHANGE LISTED FUNDS TRUST

on behalf of

CABANA TARGET DRAWDOWN 10 ETF (TDSC)
CABANA TARGET DRAWDOWN 13 ETF (TDSD)
CABANA TARGET DRAWDOWN 16 ETF (TDSE)
CABANA TARGET LEADING SECTOR CONSERVATIVE ETF (CLSC)
CABANA TARGET LEADING SECTOR MODERATE ETF (CLSM)
CABANA TARGET LEADING SECTOR AGGRESSIVE ETF (CLSA)

By:

Name:

Title:

CABANA, LLC

(solely in connection with the payment of expenses)

By:

Name:

Title:

Appendix A-4

APPENDIX B – SHAREHOLDER INFORMATION FOR THE FUNDS

PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS

Each of the Funds issues shares to, and redeems shares from, certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in large blocks of shares known as “Creation Units.” Creation Unit transactions for a Fund are generally conducted in exchange for the deposit or delivery of a portfolio of in-kind securities designated by a Fund and a specified cash payment.

Individual shares of a Fund may only be purchased and sold in the secondary market through a broker or dealer at a market price. You can purchase and sell individual shares of each Fund throughout the trading day like any publicly traded security.

HOW TO BUY AND SELL SHARES

Shares of each Fund are listed for trading on the Exchange. When you buy or sell a Fund’s shares on the secondary market, you will pay or receive the market price. You may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The shares of a Fund will trade on the Exchange at prices that may differ to varying degrees from the daily NAV of such shares. A business day with respect to each Fund is any day on which the Exchange is open for business. The Exchange is generally open Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Determination of Net Asset Value (NAV)

NAV per share for a Fund is computed by dividing the value of the net assets of that Fund (i.e., the value of its total assets less total liabilities) by its total number of shares outstanding. Expenses and fees, including management and distribution fees, if any, are accrued daily and taken into account for purposes of determining NAV. NAV is determined each business day, normally as of the close of regular trading of the New York Stock Exchange (ordinarily 4:00 p.m., Eastern time).

When determining NAV, the value of a Fund’s portfolio securities is based on market prices of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of the value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Trust’s Valuation Committee believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures, which were approved by the Board. Fair value pricing may be used in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded but prior to the close of the Exchange (such as in the case of a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Accordingly, a Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security will materially differ from the value that could be realized upon the sale of the security.

Appendix B-1

Frequent Purchases and Redemptions of Shares

The Funds do not impose any restrictions on the frequency of purchases and redemptions of Creation Units; however, each Fund reserves the right to reject or limit purchases at any time. When considering that no restriction or policy was necessary, the Board evaluated the risks posed by arbitrage and market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of a Fund’s investment strategy, or whether they would cause a Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, shares of each Fund are issued and redeemed only in large quantities of shares known as Creation Units available only from the Funds directly to Authorized Participants, and that most trading in the Funds occurs on the Exchange at prevailing market prices and does not involve the Funds directly. Given this structure, the Board determined that it is unlikely that trading due to arbitrage opportunities or market timing by shareholders would result in negative impact to the Funds or its shareholders. In addition, frequent trading of a Fund’s shares by Authorized Participants and arbitrageurs is critical to ensuring that the market price remains at or close to NAV.

Investments by Registered Investment Companies

For purposes of the 1940 Act, each Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Funds. Rule 12d1-4 under the 1940 Act permits registered investment companies to invest in exchange-traded funds offered by the Trust, including the Funds, beyond the limits of Section 12(d)(1) subject to certain terms and conditions, including that such registered investment companies enter into an agreement with the Trust. However, if a Fund were to invest in securities of other investment companies beyond the limits set forth in Section 12(d)(1)(A), other registered investment companies would not be permitted to rely on Rule 12d1-4 to invest in that Fund in excess of the limits.

DISTRIBUTION AND SERVICE PLAN

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.

No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of a Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often Shares traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV per Share is available, free of charge, on the Funds’ websites at www.cabanaetfs.com.

Appendix B-2

APPENDIX C – FINANCIAL HIGHLIGHTS

It is anticipated that following the Reorganization, the applicable Acquiring Fund will be the accounting survivor of each Reorganization. The following financial highlights are intended to help you understand each Acquired Fund’s financial performance for the fiscal periods shown below compared to the financial performance of the Acquiring Funds. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ annual report, which is available upon request.

Cabana Target Drawdown 10 ETF	Years Ended April 30,		For the period September 17, 2020(1) through April 30,
Selected Per Share Data	2023	2022	2021
Net Asset Value, beginning of period	$23.93	$26.20	$25.02
Investment Activities
Net investment income (loss)(2)	0.30	0.30	0.22
Net realized and unrealized gain (loss)	(1.68)	(2.25)	1.09
Total from investment activities	(1.38)	(1.95)	1.31
Distributions to shareholders from:
Net investment income	(0.38)	(0.32)	(0.13)
Total distributions	(0.38)	(0.32)	(0.13)
Net Asset Value, end of period	$22.17	$23.93	$26.20
Total Return (%)	(5.78)	(7.58)	5.27	(3)
Total Return at Market Price (%)	(5.70)	(7.54)	5.16	(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	0.80	0.80	(5)
Expenses after fee waiver (%)(4)	0.55	0.58	0.54	(5)
Net investment income (loss) (%)	1.31	1.13	1.46	(5)
Supplemental Data
Net Assets at end of period (000’s)	$461,724	$782,042	$660,816
Portfolio turnover (%)(6)	1,068	319	451	(3)

Cabana Target Drawdown 13 ETF	Years Ended April 30,		For the period September 17, 2020(1) through April 30,
Selected Per Share Data	2023	2022	2021
Net Asset Value, beginning of period	$23.24	$27.06	$25.03
Investment Activities
Net investment income (loss)(2)	0.29	0.19	0.18
Net realized and unrealized gain (loss)	(1.67)	(3.86)	2.00
Total from investment activities	(1.38)	(3.67)	2.18
Distributions to shareholders from:
Net investment income	(0.37)	(0.15)	(0.15)
Total distributions	(0.37)	(0.15)	(0.15)
Net Asset Value, end of period	$21.49	$23.24	$27.06
Total Return (%)	(5.92)	(13.67)	8.74	(3)
Total Return at Market Price (%)	(5.81)	(13.75)	8.66	(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	0.80	0.80	(5)
Expenses after fee waiver (%)(4)	0.56	0.58	0.54	(5)
Net investment income (loss) (%)	1.30	0.68	1.15	(5)
Supplemental Data
Net Assets at end of period (000’s)	$135,916	$277,701	$243,544
Portfolio turnover (%)(6)	1,031	367	448	(3)

(1)	Commencement of operations.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized for periods less than one year.
(4)	The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(5)	Annualized for periods less than one year.
(6)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

Appendix C-1

Cabana Target Drawdown 16 ETF	Years Ended April 30,		For the period September 17, 2020(1) through April 30,
Selected Per Share Data	2023	2022	2021
Net Asset Value, beginning of period	$23.54	$27.71	$25.03
Investment Activities
Net investment income (loss)(2)	0.28	0.16	0.21
Net realized and unrealized gain (loss)	(1.31)	(4.19)	2.64
Total from investment activities	(1.03)	(4.03)	2.85
Distributions to shareholders from:
Net investment income	(0.38)	(0.14)	(0.17)
Total distributions	(0.38)	(0.14)	(0.17)
Net Asset Value, end of period	$22.13	$23.54	$27.71
Total Return (%)	(4.33)	(14.64)	11.47	(3)
Total Return at Market Price (%)	(4.46)	(14.52)	11.39	(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	0.80	0.80	(5)
Expenses after fee waiver (%)(4)	0.56	0.58	0.54	(5)
Net investment income (loss) (%)	1.24	0.59	1.32	(5)
Supplemental Data
Net Assets at end of period (000’s)	$95,732	$183,644	$124,700
Portfolio turnover (%)(6)	1,027	376	452	(3)

Cabana Target Leading Sector Aggressive ETF Selected Per Share Data	Year Ended April 30, 2023	For the period July 13, 2021(1) through April 30, 2022
Net Asset Value, beginning of period	$19.97	$25.12
Investment Activities
Net investment income (loss)(2)	0.27	0.07
Net realized and unrealized gain (loss)	(1.26)	(5.19)
Total from investment activities	(0.99)	(5.12)
Distributions to shareholders from:
Net investment income	(0.19)	(0.03)
Total distributions	(0.19)	(0.03)
Net Asset Value, end of period	$18.79	$19.97
Total Return (%)	(4.95)	(20.39	)(3)
Total Return at Market Price (%)	(4.82)	(20.49	)(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	0.80	(5)
Expenses after fee waiver (%)(4)	0.59	0.59	(5)
Net investment income (loss) (%)	1.40	0.35	(5)
Supplemental Data
Net Assets at end of period (000’s)	$82,193	$485,881
Portfolio turnover (%)(6)	1,495	491	(3)

(1)	Commencement of operations.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized for periods less than one year.
(4)	The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(5)	Annualized for periods less than one year.
(6)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

Appendix C-2

Cabana Target Leading Sector Conservative ETF Selected Per Share Data	Year Ended April 30, 2023	For the period July 13, 2020(1) through April 30, 2022
Net Asset Value, beginning of period	$21.50	$25.05
Investment Activities
Net investment income (loss)(2)	0.31	0.10
Net realized and unrealized gain (loss)	(1.54)	(3.50)
Total from investment activities	(1.23)	(3.40)
Distributions to shareholders from:
Net investment income	(1.01)	(0.15)
Total distributions	(1.01)	(0.15)
Net Asset Value, end of period	$19.26	$21.50
Total Return (%)	(5.81)	(13.66	)(3)
Total Return at Market Price (%)	(5.71)	(13.82	)(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	0.80	(5)
Expenses after fee waiver (%)(4)	0.57	0.59	(5)
Net investment income (loss) (%)	1.47	0.52	(5)
Supplemental Data
Net Assets at end of period (000’s)	$43,346	$48,384
Portfolio turnover (%)(6)	872	225	(3)

Cabana Target Leading Sector Moderate ETF Selected Per Share Data	Year Ended April 30, 2023	For the period July 13, 2021(1) through April 30, 2022
Net Asset Value, beginning of period	$21.83	$25.09
Investment Activities
Net investment income (loss)(2)	0.29	0.11
Net realized and unrealized gain (loss)	(1.23)	(3.21	)(7)
Total from investment activities	(0.94)	(3.10)
Distributions to shareholders from:
Net investment income	(0.64)	(0.16)
Total distributions	(0.64)	(0.16)
Net Asset Value, end of period	$20.25	$21.83
Total Return (%)	(4.27)	(12.51	)(3)
Total Return at Market Price (%)	(4.18)	(12.64	)(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	0.80	(5)
Expenses after fee waiver (%)(4)	0.59	0.59	(5)
Net investment income (loss) (%)	1.40	0.53	(5)
Supplemental Data
Net Assets at end of period (000’s)	$170,126	$72,025
Portfolio turnover (%)(6)	1,003	231	(3)

(1)	Commencement of operations.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized for periods less than one year.
(4)	The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(5)	Annualized for periods less than one year.
(6)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(7)	Per share net realized and unrealized gains or losses on investments is a balancing amount and may not correspond with the realized and change in aggregate unrealized gains and losses in the Fund’s securities because of the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund.

Appendix C-3

PART B

STATEMENT OF ADDITIONAL INFORMATION

January 2, 2024

EXCHANGE LISTED FUNDS TRUST

CABANA TARGET DRAWDOWN 13 ETF (TDSD)
CABANA TARGET DRAWDOWN 16 ETF (TDSE)|
CABANA TARGET LEADING SECTOR CONSERVATIVE ETF (CLSC)
CABANA TARGET LEADING SECTOR AGGRESSIVE ETF (CLSA)
each, a series of Exchange Listed Funds Trust
(each, an “Acquired Fund” and together the “Acquired Funds”)

AND

EXCHANGE LISTED FUNDS TRUST

Cabana Target Drawdown 10 ETF (TDSC)
Cabana Target Leading Sector Moderate ETF (CLSM)
each, a series of Exchange Listed Funds Trust
(each, an “Acquiring Fund” and together the “Acquiring Funds”)

10900 Hefner Pointe Drive, Suite 401
Oklahoma City, Oklahoma 73120
(405) 778-8377

Acquisition of the assets and assumption of the liabilities of:	By and in exchange for shares of:
Cabana Target Drawdown 13 ETF	Cabana Target Drawdown 10 ETF
Cabana Target Drawdown 16 ETF	Cabana Target Drawdown 10 ETF
Cabana Target Leading Sector Conservative ETF	Cabana Target Leading Sector Moderate ETF
Cabana Target Leading Sector Aggressive ETF	Cabana Target Leading Sector Moderate ETF

This Statement of Additional Information dated January 2, 2024 (the “SAI”) is not a prospectus. An Information Statement/Prospectus dated January 2, 2024 (the “Information Statement/Prospectus”) related to the above referenced matter may be obtained from Exchange Listed Funds Trust (the “Trust”), on behalf of the Acquired Funds and the Acquiring Funds (collectively, the “Funds”) by writing or calling the Trust at the address and telephone number shown above. This SAI should be read in conjunction with such Information Statement/Prospectus.

You should rely only on the information contained in this SAI and the Information Statement/Prospectus. The Trust has not authorized others to provide additional information. This SAI is not an offer to sell securities in any state or jurisdiction where the offering cannot legally be made.

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CONTENTS OF THE SAI

This SAI consists of the cover page, the information set forth below, and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference into this SAI:

1.	The Funds’ Statement of Additional Information dated September 1, 2023, as supplemented (on file with the SEC (http://www.sec.gov) (Accession No. 0001213900-23-071813), is incorporated by reference.

2.	The Funds’ Annual Report on Form N-CSR for the fiscal year ended April 30, 2023 (on file with the SEC (http://www.sec.gov) (Accession No. 0001213900-23-051986), is incorporated by reference.

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SUPPLEMENTAL FINANCIAL INFORMATION (UNAUDITED)

Pro Forma Financial Statements

Rule 6-11(d)(2) under Regulation S-X requires that, with respect to any fund acquisition, registered investment companies must provide certain supplemental financial information in lieu of pro forma financial statements required by Regulation S-X. For this reason, pro forma financial statements of the Acquiring Funds are not included in this SAI.

Tables showing the fees and expenses of each Acquired Fund, and the fees and expenses of each corresponding Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization, are included in the Information Statement/Prospectus. Under the Plan of Reorganization, each Acquired Fund is proposed to be reorganized into the corresponding Acquiring Fund (the “Reorganization”).

It is anticipated that following the Reorganization, each Acquiring Fund will be the performance survivor of the corresponding Acquired Funds.

Repositioning

As of the date of this SAI, each Acquired Fund’s underlying fund holdings are currently identical to those of the corresponding Acquiring Fund, differentiated only by the percentage of assets allocated to the underlying funds. It is not anticipated that there will be a material disposition of portfolio holdings by an Acquired Fund. Additionally, any sales are not expected to result in the recognition of any capital gains or the distribution of any capital gains to Acquired Fund shareholders because, to the extent any capital gains are recognized, such gains are expected to be fully offset by an Acquired Fund’s capital loss carryforwards. However, the actual tax impact of such sales will depend on the difference between the price at which such portfolio assets were sold and the Acquired Fund’s basis in such assets. Any capital gains recognized in excess of an Acquired Fund’s capital loss carryforwards would be distributed to the Acquired Fund’s shareholders as capital gain dividends (to the extent of the excess of net realized long-term capital gains over net realized short-term capital losses) and ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions would be taxable to shareholders.

Accounting Policy

No significant accounting policies (including valuation of portfolio securities or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended) will change as a result of the proposed Reorganizations.

Accounting Survivor

After giving effect to the proposed Reorganization, each Acquiring Fund will be the accounting survivor. Each Acquiring Fund will have the same portfolio management team, investment objective, principal investment strategies, expense structure, and investment policies, restrictions and limitations of the Acquiring Fund as described in the Information Statement/Prospectus.

Federal Income Taxes

Subject to the assumptions and limitations discussed below, the following discussion describes the material U.S. federal income tax consequences of the Reorganization to shareholders of an Acquired Fund who hold their shares as capital assets. This discussion is based on the Code, applicable Treasury regulations, and federal administrative interpretations and court decisions in effect as of the date of this Information Statement/Prospectus, all of which may change, possibly with retroactive effect. Any such changes could alter the tax consequences described in this summary. This discussion of material U.S. federal income tax consequences of a Reorganization does not address all aspects of U.S. federal income taxation that may be important to a holder of an Acquired Fund’s shares in light of that shareholder’s particular circumstances or to a shareholder subject to special rules. The description of the tax consequences set forth herein will neither bind the Internal Revenue Service (“IRS”), nor preclude the IRS or the courts from adopting a contrary position. In addition, this discussion does not address any other state, local, or foreign income tax or non-income tax consequences of a Reorganization or of any transactions other than the Reorganization. Shareholders are urged to consult their own tax advisers to determine the particular U.S. federal income tax or other tax consequences to them of a Reorganization and the other transactions contemplated herein.

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Each of the Acquired Funds and the Acquiring Funds will receive an opinion from the law firm of Chapman and Cutler LLP (“Chapman”) substantially to the effect that, with respect to the Funds and each Reorganization, for federal income tax purposes:

i.       The acquisition by an Acquiring Fund of all of the assets of the Acquired Funds, as provided for in the Reorganization Plan, in exchange for Acquiring Fund shares (and cash in lieu of fractional shares, if any) and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Funds, followed by the distribution by the Acquired Fund to its shareholders of the Acquiring Fund shares (and cash in lieu of fractional shares, if any) in complete liquidation of the Acquired Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquired Fund and the Acquiring Fund each will be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

ii.       No gain or loss will be recognized by an Acquired Fund upon the transfer of all of its assets to, and assumption of its liabilities by, the applicable Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code, except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized (i) as a result of the closing of the Acquired Fund’s taxable year or (ii) upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code.

iii.       No gain or loss will be recognized by an Acquiring Fund upon the receipt by it of all of the assets of the Acquired Fund in exchange solely for the assumption of the liabilities of the Acquired Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.

iv.       No gain or loss will be recognized by an Acquired Fund upon the distribution of Acquiring Fund shares by the Acquired Fund to shareholders of the Acquired Fund in complete liquidation (in pursuance of the Reorganization Plan) of the Acquired Fund pursuant to Section 361(c)(1) of the Code.

v.       The tax basis of the assets of an Acquired Fund received by the applicable Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the transfer of such assets, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Fund on the transfer pursuant to Section 362(b) of the Code.

vi.       The holding periods of the assets of an Acquired Fund in the hands of the applicable Acquiring Fund will include the periods during which such assets were held by the Acquired Fund pursuant to Section 1223(2) of the Code, other than assets with respect to which gain or loss is required to be recognized and except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an asset.

vii.       No gain or loss will be recognized by the shareholders of an Acquired Fund upon the exchange of all of their Acquired Fund shares solely for Acquiring Fund shares (except with respect to cash, if any, received in lieu of fractional shares) pursuant to Section 354(a) of the Code.

viii.       The aggregate tax basis of the Acquiring Fund shares received by a shareholder of an Acquired Fund (including fractional shares to which the shareholder would be entitled but for the distribution of cash in lieu of fractional shares) will be the same as the aggregate tax basis of the Acquired Fund Shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

ix.       The holding period of the Acquiring Fund shares received by a shareholder of an Acquired Fund will include the holding period of the Acquired Fund shares exchanged therefor, provided that the shareholder held the Acquired Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

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Such opinion shall be based on customary assumptions and limitations and shall be conditioned on (1) such representations as Chapman, counsel providing the opinion, may reasonably request (and the Funds will cooperate to make and certify the accuracy of such representations) all being true and complete on the Closing Date, and (2) the Reorganization’s consummation in accordance with the Reorganization Plan (without the waiver or modification of any terms or conditions hereof and without taking into account any amendments thereof that Chapman has not approved). The foregoing opinion may state that no opinion is expressed as to any other U.S. federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Opinions of counsel are not binding upon the IRS or the courts. If the Reorganizations are consummated but the IRS or the courts determine that the Reorganizations do not qualify as a tax-free reorganization under the Code, and thus is taxable, the Acquired Funds would recognize gain or loss on the transfer of its assets to the Acquiring Funds and each shareholder of the Acquired Funds would recognize a taxable gain or loss equal to the difference between its tax basis in its Acquired Fund shares and the fair market value of the shares of the Acquiring Fund it receives.

As of the tax year ended April 30, 2023, each Fund has non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term	Long-Term	Total Amount
Cabana Target Drawdown 10 ETF	$222,455,142	$0	$222,455,142
Cabana Target Drawdown 13 ETF	$112,636,380	$0	$112,636,380
Cabana Target Drawdown 16 ETF	$64,055,000	$0	$64,055,000
Cabana Target Leading Sector Conservative ETF	$24,352,832	$0	$24,352,832
Cabana Target Leading Sector Moderate ETF	$25,160,363	$0	$25,160,363
Cabana Target Leading Sector Aggressive ETF	$168,282,986	$0	168,282,986

Certain tax attributes, including capital loss carryovers, of the Acquired Funds will move to the Acquiring Funds in the Reorganizations, subject to any applicable use limitations under the Code. Utilization of capital loss carryforwards of an Acquired Fund will be subject to limitations if such Acquired Fund is treated as undergoing an ownership change within the meaning of the Code. Because of these limitations, the capital losses of an Acquired Fund may expire without being utilized.

Significant holders of shares of an Acquired Fund (generally, those holders that own at least 1% of the total outstanding stock (by vote or value) of the Acquired Fund or that own Acquired Fund securities with an aggregate basis of $1 million or more immediately prior to the Reorganization) generally will be required to attach a statement to their U.S. federal income tax return for the year in which the Reorganization occurs that contains the information listed in U.S. Treasury Regulation 1.368-3(b).

If you acquired different blocks of shares of an Acquired Fund at different times or for different prices, you should consult your tax advisor concerning the treatment of the basis and holding period for the different blocks of shares in the Reorganization. You should also consult your tax adviser regarding the U.S. federal income tax consequences to you, if any, of the Reorganization in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Reorganization because this discussion is only a general summary of certain federal income tax consequences.

Reorganization Costs

The expenses relating to the proposed Reorganization, which are estimated to be approximately $151,000, whether or not consummated, will be borne by Cabana. The costs of the Reorganization include, but are not limited to: costs associated with preparing, printing, and distributing the Information Statement/Prospectus and prospectus supplements of each Acquired Fund relating to the Reorganization, and expenses of winding down the operations and terminating the existence of each Acquired Fund; and legal fees of counsel to the Acquired Fund and Acquiring Fund, including those incurred in connection with the preparation of legal opinions, and accounting fees with respect to the Reorganization and the Information Statement/Prospectus. The costs of the Reorganization do not include expenses related to the purchase or sale of the Fund’s holdings, including expenses related to the repositioning of the Acquired Fund’s holdings, if any. It is not anticipated that there will be a material disposition of portfolio holdings by an Acquired Fund.

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